As filed with the U.S. Securities and Exchange Commission on July 31, 2020

Registration No. 333-[ ]

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________________________

Form N-14

______________________________

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.                            ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value, of Gadsden Dynamic Multi-Asset ETF, a series of the Registrant.

An indefinite amount of the Registrant’s securities will be registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective on August 31, 2020 pursuant to Rule 488.

Gadsden Dynamic Multi-Asset ETF,

a series of ETF Series Solutions

615 East Michigan Street | Milwaukee, Wisconsin 53202

[Date, 2020]

Dear Shareholder:

On behalf of the Board of Trustees of ETF Series Solutions (the “ESS”), we are pleased to invite you to a Special Meeting of Shareholders (the “Special Meeting”) of the Gadsden Dynamic Multi-Asset ETF (ticker: GDMA) (the “Target Fund”), a series of ESS, on [Date, 2020], at the principal executive offices of ESS, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, at [Time] a.m. Central Time.

We intend to hold the Special Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Special Meeting attendees or may decide to hold the Special Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website [AST websites], and we encourage you to check this website prior to the Special Meeting if you plan to attend. We also encourage you to consider your options to vote by internet, telephone, or mail, as discussed below, in advance of the Special Meeting in the event that, as of [Meeting Date], in-person attendance at the Special Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

As discussed in more detail in the enclosed Combined Proxy Statement and Prospectus, at the Special Meeting, the shareholders of the Target Fund will be asked to consider and vote to approve an Agreement and Plan of Reorganization (the “Plan”) to reorganize the Target Fund into a corresponding new fund (the “Acquiring Fund”), which is a newly created series of Alpha Architect ETF Trust (“Alpha Architect”). The Acquiring Fund was established solely for the purpose of acquiring the assets of the Target Fund and continuing the Target Fund’s business (the “Reorganization”). Upon shareholder approval and effectiveness of the Plan, you will receive shares of the Acquiring Fund equivalent to the value of your Target Fund shares as of the closing date of the Reorganization in complete liquidation and dissolution of the Target Fund, and you will no longer be a shareholder of the Target Fund, but will become a shareholder of the Acquiring Fund. Importantly, approval of the Proposal will not result in any increase in shareholder fees or expenses.

The Acquiring Fund will be managed by Empowered Funds, LLC (“Empowered” or the “Adviser”) and sub-advised by Gadsden, LLC (“Gadsden”), whereas the Target Fund is managed by Gadsden and sub-advised by Vident Investment Advisory, LLC (“VIA”). Although a different portfolio management team structure will be used as described in greater detail herein, Empowered and Gadsden will manage the Acquiring Fund in accordance with the same investment objective, and substantially the same investment strategies, policies, and risks as the Target Fund immediately prior to the Reorganization. Changes to the investment strategies are also described in greater detail herein. Additional information about the Acquiring Fund is included in Appendix D and Appendix E of the Combined Proxy Statement and Prospectus.

YOUR VOTE IS IMPORTANT.

The Board of Trustees of ESS believes that the proposed Reorganization is in the best interest of Target Fund shareholders and recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization with respect to the Target Fund.

You can vote in one of four ways:

•	By mail with the enclosed proxy card;
•	By internet through the website listed in the proxy voting instructions;
•	By automated touchtone using the toll-free number listed in the proxy voting instructions; or
•	In person at the special shareholder meeting on [Date, 2020].

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Thank you for your consideration of this important proposal. Your vote is extremely important, so please read the enclosed Combined Proxy Statement and Prospectus carefully and submit your vote. If you have any questions about the proposal, please call our proxy solicitor, AST Fund Solutions at (888) 886-4425.

Your vote is very important to us.

Thank you for your response and for your continued investment in the Gadsden Dynamic Multi-Asset ETF.

Respectfully,

Michael D. Barolsky Vice President and Secretary ETF Series Solutions

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Gadsden Dynamic Multi-Asset ETF,

a series of ETF Series Solutions

615 East Michigan Street | Milwaukee, Wisconsin 53202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD [Date, 2020]

To the Shareholders of the Gadsden Dynamic Multi-Asset ETF:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Gadsden Dynamic Multi-Asset ETF (the “Target Fund”), a series of ETF Series Solutions, is to be held at on [Date, 2020] at [Time] a.m. Central Time on [Date, 2020], at the offices of ETF Series Solutions, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

We intend to hold the Special Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Special Meeting attendees or may decide to hold the Special Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website [AST websites], and we encourage you to check this website prior to the Special Meeting if you plan to attend. We also encourage you to consider your options to vote by internet, telephone, or mail, as discussed below, in advance of the Special Meeting in the event that, as of [Meeting Date], in-person attendance at the Special Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

At the Special Meeting, you and the other shareholders of the Target Fund will be asked to consider and vote to approve the Agreement and Plan of Reorganization (the “Plan”) approved by the ETF Series Solutions Board of Trustees, which provides for the reorganization (the “Reorganization”) of the Target Fund, a series of ETF Series Solutions, into the Gadsden Dynamic Multi-Asset ETF, a newly created series of Alpha Architect ETF Trust. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Target Fund on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Holders of record of the shares of beneficial interest in the Target Fund as of the close of business on [Record Date, 2020], are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the chairman of the Special Meeting may adjourn the Special Meeting one or more times to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.

This Notice of Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus are available on the internet at https://vote.proxyonline.com/etfss/docs/gadsden2020.pdf, or by calling (toll-free) (888) 605-1958. On this webpage, you also will be able to access the Target Fund’s Prospectus, the Acquiring Fund’s Prospectus, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the Board of Trustees of ETF Series Solutions,

Michael D. Barolsky

Vice President & Secretary

[Date, 2020]

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HOW TO VOTE YOUR SHARES

YOUR VOTE IS IMPORTANT

NO MATTER HOW MANY SHARES YOU OWN

We urge you to vote your shares. Your prompt vote may save the Target Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. You may cast your vote by mail, by the internet, and by automated touchtone as set forth below:

•	Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day / 7 days a week.

•	Internet: The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on your proxy card.

•	Automated Touchtone: The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. You must have the control number found on your proxy card.

If you have any questions regarding the proposal, the proxy card, or need assistance voting your shares, please contact the Target Fund’s proxy solicitor, AST Fund Solutions, at (888) 605-1958. If the Target Fund does not receive your voting instructions after our original mailing, you may be contacted by AST Fund Solutions, ETF Series Solutions, Gadsden, LLC, or any of their affiliates, in any case, to remind you to vote.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank or other nominee, you should contact your nominee about voting in person at the Special Meeting. We intend to hold the Special Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Special Meeting attendees or may decide to hold the Special Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website [AST websites], and we encourage you to check this website prior to the Special Meeting if you plan to attend. Accordingly, we encourage you to consider your other voting options, as discussed above, in the event that in-person attendance at the Special Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

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Gadsden Dynamic Multi-Asset ETF,

a series of ETF Series Solutions

615 East Michigan Street | Milwaukee, Wisconsin 53202

QUESTIONS AND ANSWERS

Dated: [Date, 2020]

Question: What is this document and why did you send it to me?

Answer: The attached Combined Proxy Statement and Prospectus is a proxy statement for the Gadsden Dynamic Multi-Asset ETF (the “Target Fund”), a series of ETF Series Solutions (“ESS”), and a prospectus for the shares of the Gadsden Dynamic Multi-Asset ETF (the “Acquiring Fund”) (each of the Target Fund and the Acquiring Fund, a “Fund”, and together, the “Funds”), a newly created series of Alpha Architect ETF Trust (“Alpha Architect”) (collectively, the “Proxy Statement”). The purposes of the Proxy Statement are to (1) solicit votes from shareholders of the Target Fund to approve the proposed reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”), as described in the Agreement and Plan of Reorganization between ESS and Alpha Architect (the “Plan”), a form of which is attached to the Proxy Statement as Appendix A, and (2) provide information regarding the shares of the Acquiring Fund. Approval of the shareholders of the Target Fund is required to proceed with the Reorganization. If the shareholders of the Target Fund do not approve the proposal, then the Reorganization will not be implemented and the Board of Trustees of ESS (the “Board”) will consider what further actions to take.

The Proxy Statement contains information that you should know before voting on the Reorganization, including additional information about the Acquiring Fund in Appendix D and Appendix E. The Proxy Statement should be retained for future reference.

Question: How does the ESS Board of Trustees recommend that I vote?

Answer: After careful consideration and upon the recommendation of Gadsden, the Board unanimously recommends that shareholders vote “FOR” the Plan.

Question: What is the purpose of the Reorganization?

Answer: The primary purpose of the Reorganization is to move the investment portfolio and shareholders presently associated with the Target Fund to the Acquiring Fund. Gadsden, LLC (“Gadsden”), the investment adviser to the Target Fund, recommends that the Target Fund be reorganized with and into the Acquiring Fund. Gadsden’s recommendation was made in light of its desire to fully focus on portfolio construction while enabling the Target Fund to benefit from the experience and resources of Empowered Funds, LLC (“Empowered”) and its affiliates in the management of ETFs. If the Reorganization is approved by Target Fund shareholders, Empowered will serve as the investment adviser for the Acquiring Fund, and Gadsden will serve as the non-discretionary investment sub-adviser of the Acquiring Fund. The Reorganization will allow Gadsden and its affiliates to leverage its resources for and focus its marketing and distribution efforts on the Acquiring Fund. Empowered is an ETF adviser managing __ ETFs with over $____ in assets under management as of ____________, 2020. After careful consideration, upon the recommendation of Gadsden, the Board approved the reorganization of the Target Fund as a new series of Alpha Architect.

Question: How will the Reorganization work?

Answer: To reconstitute the Target Fund as a series of Alpha Architect, an investment company with an identical investment objective and substantially similar investment policies and strategies, referred to as the “Acquiring Fund,” has been created as a new series of Alpha Architect. The Acquiring Fund is newly organized and has no assets or liabilities, or only de minimis assets incident to its organization. If shareholders of the Target Fund approve the Plan, the Target Fund will transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities. Existing shareholders of the Target Fund will become shareholders of the Acquiring Fund and, immediately after the Reorganization, each shareholder will hold shares of the Acquiring Fund with a value equal to the aggregate net asset value of the Target Fund’s shares that the shareholder held immediately prior to the Reorganization. Subsequently, the Target Fund will be liquidated and terminated.

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Please refer to the Proxy Statement for a detailed explanation of the proposal. If the Plan is approved by shareholders of the Target Fund at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization is expected to be effective on or about [Date, 2020].

Question: How will the Reorganization affect me as a shareholder?

Answer: You will become a shareholder of the Acquiring Fund. You will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of your shares of the Target Fund held immediately prior to the Reorganization.

Question: Is the investment focus of the Acquiring Fund different from that of the Target Fund?

Answer: No, the investment objective of the Acquiring Fund will be identical to that of the Target Fund. Additionally, the investment strategies of the Acquiring Fund will be substantially similar to those of the Target Fund. Like the Target Fund, the Acquiring Fund will be managed using a combination of strategic assessments (e.g., long-term view of macroeconomic factors) and tactical assessments (e.g., short-term view of the markets). However, the Acquiring Fund will not be limited by an artificial constraint on the percentages of the portfolio managed strategically versus tactically.

Question: Who will manage the Acquiring Fund?

Answer: The Reorganization will shift management responsibility from Gadsden and its sub-adviser, Vident Investment Advisory, LLC, to Empowered, the investment adviser of the Acquiring Fund, and Gadsden, as non-discretionary sub-adviser to the Acquiring Fund. Empowered is an SEC registered investment adviser that provides comprehensive asset management, compliance, and fund support to Alpha Architect as a dedicated investment adviser. In its new role, Gadsden will act as the non-discretionary investment sub-adviser to the Fund and provide the Adviser with portfolio recommendations for the Fund’s portfolio. Gadsden is an SEC registered investment adviser that currently provides portfolio management services to the Target Fund.

ESS and the Target Fund are not affiliated with Empowered, Alpha Architect, or the Acquiring Fund. However, the Target Fund generally invests in other exchange traded funds. As a result, the Target Fund may, from time to time, hold in its portfolio shares of one or more Alpha Architect exchange-traded funds (“AA Funds”). It is possible that such holdings may from time to time equal or exceed five percent of one or more of the AA Funds and, in that case, the Target Fund, the corresponding AA Fund(s), Empowered and Gadsden will technically be “affiliated persons” as that term is defined under the Investment Company Act of 1940.

Question: Will there be changes to the Board of Trustees and service providers for the Acquiring Fund?

Answer: ESS and Alpha Architect have different Boards of Trustees, distributors, legal counsel, and independent registered public accounting firms, as set forth in the table below; however, ESS and Alpha Architect have the same administrator, fund accountant, transfer agent, and custodian.

	Target Fund	Acquiring Fund
Administrator and Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank National Association	U.S. Bank National Association
Distributor and Principal Underwriter	Compass Distributors, LLC	Quasar Distributors, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Spicer Jeffries LLP
Legal Counsel	Morgan, Lewis & Bockius LLP	Pellegrino, LLC

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Question: Will the Reorganization affect the fees and expenses I pay as a shareholder of the Target Fund?

Answer: No, the fees and expenses you pay as a shareholder of the Target Fund are expected to stay the same after you become a shareholder of the Acquiring Fund. Each Fund operates under a unitary fee contract structure whereby each Fund pays for its investment advisory and administrative services under what is essentially an “all-in” fee arrangement. The management fee and total annual fund operating expenses for the Target Fund is 0.77% per annum of the Fund’s average daily net assets per the Target Fund’s current Prospectus. Likewise, the management fee and total annual fund operating expenses estimate for the Acquiring Fund is 0.77% per annum of the Fund’s average daily net assets. This includes a management fee of 0.59% plus the acquired fund fees and expenses, which is estimated to be 0.18% (per the Target Fund’s current Prospectus).

The Funds have each adopted a Rule 12b-1 Distribution and Service Plan under which the applicable Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently expected to be paid by the Acquiring Fund, and the Board of Trustees of Alpha Architect has not approved the commencement of any payments under the plan. Similarly, no such fee is currently being paid by the Target Fund, and the Board has not approved the commencement of any payments under the plan.

Question: Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

Answer: Although the number of shares of the Acquiring Fund you receive may differ from the number of Target Fund shares you hold, in exchange for your shares of the Target Fund, you will receive shares of the Acquiring Fund equal in value to the net asset value of your Target Fund shares immediately prior to the Reorganization.

Question:

Will the Reorganization result in any taxes?

Answer: The Reorganization is expected to qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the U.S. Internal Revenue Code of 1986, as amended. In general, the Target Fund will not recognize any gain or loss as a direct result of the transfer of all of its assets and its liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation and termination, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. Shareholders of the Target Fund should consult their own tax advisers regarding the federal, state, local, and other tax treatment and implications of the Reorganization in light of their individual circumstances.

Question: Will my basis change as a result of the Reorganization?

Answer: No, your aggregate tax basis for federal income tax purposes of the Acquiring Fund shares you receive in the Reorganization will be the same as the basis of your Target Fund shares you held immediately before the Reorganization.

Question: Will I be charged a commission or other fee as a result of the Reorganization?

Answer: No commission or other transactional fees will be imposed on shareholders in connection with the Reorganization.

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Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: The Target Fund and Target Fund shareholders will not incur any expenses in connection with the Reorganization. Empowered will bear all direct expenses relating to the Reorganization, including the costs relating to the Special Meeting and Proxy Statement. Empowered or an affiliate will bear all legal fees and expenses of Alpha Architect. Gadsden will pay its own legal fees and expenses, if any.

Question: Will the Reorganization affect my ability to buy and sell shares?

Answer: No. You may continue to make additional purchases or sales of the Target Fund shares through your financial intermediary up to and including the day of the Reorganization, which is anticipated to be on or about _____________, 2020. Any purchases or sales of Target Fund shares made after the Reorganization will be purchases or sales of the Acquiring Fund. If the Reorganization is approved, your Target Fund shares will automatically be converted to Acquiring Fund shares.

Question: What will happen if the Plan is not approved by shareholders?

Answer: If shareholders of the Target Fund do not approve the Plan, then the Target Fund will not be reorganized into the Acquiring Fund and the Board will consider what further actions to take with respect to the Target Fund.

Question: How do I vote my shares?

Answer: You can vote your shares as indicated under “HOW TO VOTE YOUR SHARES” which immediately precedes this Question and Answers section.

Question: Who do I call if I have questions?

Answer: If you have any questions regarding the proposal or the proxy card, or need assistance voting your shares, please call the Target Fund’s proxy solicitor, AST Fund Solutions, toll-free at (888) 605-1958.

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THE INFORMATION IN THIS COMBINED PROXY STATEMENT AND PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS COMBINED PROXY STATEMENT AND PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION, DATED ________________, 2020

COMBINED PROXY STATEMENT AND PROSPECTUS

[Date, 2020]

For the Reorganization of

Gadsden Dynamic Multi-Asset ETF,

a series of ETF Series Solutions

615 East Michigan Street, Milwaukee, Wisconsin 53202

(800) 617-0004

Into

Gadsden Dynamic Multi-Asset ETF,

a series of Alpha Architect ETF Trust

213 Foxcroft Road, Broomall, Pennsylvania 19008

(810) 644-8100

_________________________________

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of ETF Series Solutions (“ESS”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Gadsden Dynamic Multi-Asset ETF, a series of ESS (the “Target Fund”), at the principal executive offices of ESS, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, on [Date, 2020] at [Time] a.m. Central Time. At the Special Meeting, shareholders of the Target Fund will be asked to consider and vote:

To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of ESS, which provides for the reorganization of the Target Fund into the Gadsden Dynamic Multi-Asset ETF (the “Acquiring Fund”), a newly created series of Alpha Architect ETF Trust (“Alpha Architect”) (the “Reorganization”).

After careful consideration and upon the recommendation of Gadsden, LLC (“Gadsden”), the Target Fund’s investment adviser, the Board unanimously recommends that shareholders vote “FOR” the proposal.

The Target Fund is an actively managed fund that will be reorganized into the Acquiring Fund, which will also be actively managed. The Acquiring Fund is a newly created series of Alpha Architect, which is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and organized as a Delaware statutory trust. The Acquiring Fund is a “shell” fund that has been recently created, has not yet commenced operations and has no assets or liabilities, or only de minimis assets incident to its organization. The Acquiring Fund was formed in connection with the Plan and the Reorganization to continue the business of the Target Fund. The Acquiring Fund will not commence operations until the completion of the Reorganization, which is subject to shareholder approval and certain other closing conditions. Once operational, the Acquiring Fund will have the same investment objective as the Target Fund, namely, to seek total return. In addition, the Acquiring Fund will have substantially the same principal investment strategies as the Target Fund.

The Plan provides that all of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of beneficial interest (“shares”) of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value (“NAV”) of their shares of the Target Fund held immediately prior to the Reorganization in complete liquidation and termination of the Target Fund. After the Reorganization, shareholders will no longer be shareholders of the Target Fund, but would become shareholders of the Acquiring Fund.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

This Proxy Statement/Prospectus is both a proxy statement for the Target Fund with respect to the Reorganization and a prospectus for the Acquiring Fund. It contains information that a Target Fund shareholder should know about the Reorganization before voting on the Plan of Reorganization, and it also sets forth information about the Acquiring Fund that a prospective investor ought to know before investing. Shareholders should read this entire Proxy Statement/Prospectus carefully and retain it for future reference.

The following documents containing additional information about the Target Fund and the Acquiring Fund, each having been filed with the SEC, are incorporated by reference into (legally considered to be part of) this Proxy Statement:

•	the Statement of Additional Information dated [Date, 2020], relating to this Proxy Statement (the “Proxy Statement SAI”);
•	the Prospectus of the Target Fund, dated February 28, 2020, as amended and supplemented (the “Target Fund Prospectus”) (File Nos. 333-179562 and 811-22668);
•	the Statement of Additional Information of the Target Fund, dated February 28, 2020, as amended and supplemented (the “Target Fund SAI”) (File Nos. 333-179562 and 811-22668);
•	the Semi-Annual Report for the Target Fund for the fiscal period ended April 30, 2020 (the “Target Fund Semi-Annual Report”) (File No. 811-22668); and
•	the Annual Report for the Target Fund for the fiscal year ended October 31, 2019 (the “Target Fund Annual Report”) (File No. 811-22668).

This Proxy Statement/Prospectus will be mailed on or about [Date], 2020 to shareholders of record of the Target Fund as of [Record Date], 2020.

The Target Fund Prospectus and the Target Fund Annual and Semi-Annual Reports have previously been delivered to Target Fund shareholders. Additional information about the Acquiring Fund that will be included in the Acquiring Fund’s Prospectus, when available, is included in Appendix D to this Proxy Statement.

Copies of the Proxy Statement, Proxy Statement SAI, and any of the foregoing documents relating to the Target Fund are available upon request and without charge by calling the Target Fund at (833) 529-0413, visiting www.gadsdenfunds.com, or writing to the Target Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Copies of documents relating to the Acquiring Fund, when available, may be obtained upon request and without charge by writing to Gadsden Dynamic Multi-Asset ETF at the same address or by calling (toll-free) at (833) 529-0413 or visiting www.gadsdenfunds.com.

The Target Fund’s shares are listed, and the Acquiring Fund’s shares will be listed, on NYSE Arca, Inc. Reports, proxy statements and other information that may be filed with NYSE Arca, Inc. and also may be inspected at the offices of the exchange.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in the Target Fund or the Acquiring Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in any fund involves investment risk, including the possible loss of principal.

PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW OF THE PROPOSED REORGANIZATION

The Board of Trustees of ESS, including all the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), proposes that shareholders of the Target Fund approve the Plan, pursuant to which the Target Fund will reorganize into the Acquiring Fund and each Target Fund shareholder will become a shareholder of the Acquiring Fund. A form of the Plan is attached to this Proxy Statement as Appendix A. The Board considered the Reorganization at a meeting held on ________________, 2020. Based upon the recommendation of Gadsden, the Board’s evaluation of the terms of the Plan, and other relevant information presented to the Board in advance of the meeting, and in light of its fiduciary duties under federal and state law, the Board, including all of the Trustees who are not “interested persons” of ESS under the 1940 Act, determined that the Reorganization is in the best interests of the Target Fund and its shareholders. See “Board Considerations” for a summary of the factors considered and conclusions drawn by the Board in approving the Plan and authorizing the submission of the Plan to shareholders for approval.

To reorganize the Target Fund into a series of Alpha Architect, a fund with identical investment policies and substantially similar investment strategies, the Acquiring Fund, which is also named the “Gadsden Dynamic Multi-Asset ETF,” has been created as a new series of Alpha Architect. If the shareholders of the Target Fund approve the Plan, the Reorganization will have these primary steps:

•	All of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities;

•	Immediately after the transfer of the Target Fund’s assets as provided for in the Plan, the Target Fund will distribute the Acquiring Fund shares received by the Target Fund pro rata to its shareholders in redemption of the outstanding shares of the Target Fund; and

•	The Target Fund will be liquidated and terminated.

Approval of the Plan will constitute approval of the transfer of the Target Fund’s assets to the Acquiring Fund, the assumption of the Target Fund’s liabilities by the Acquiring Fund, the distribution of the Acquiring Fund’s shares to Target Fund shareholders, and the liquidation and termination of the Target Fund. The Acquiring Fund shares issued in connection with the Reorganization will have an aggregate NAV equal to the aggregate value of the assets that the Target Fund transferred to the Acquiring Fund, less the Target Fund’s liabilities that the Acquiring Fund assumes. As a result of the Reorganization, existing shareholders of the Target Fund shares will become shareholders of the Acquiring Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate NAV of their shares of the Target Fund held immediately prior to the Reorganization. No commission or other transaction fees will be charged to the Target Fund’s shareholders in connection with the Reorganization.

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. In general, the Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and its liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation and termination, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. Alpha Architect and ESS will receive an opinion from of Troutman Pepper Hamilton Sanders LLP (“Troutman Pepper”), as tax counsel to Alpha Architect in connection with the Reorganization, confirming such tax treatment.

EFFECT OF THE REORGANIZATION

The primary purpose of the Reorganization is to move the investment portfolio and shareholders presently associated with the Target Fund to the Acquiring Fund.

Certain basic information about the Target Fund and Acquiring Fund is provided in the table below. The Target Fund and Acquiring Fund are sometimes referred to together as the “Funds.”

	Target Fund	Acquiring Fund
Identity of Fund	Gadsden Dynamic Multi-Asset ETF, a series of ETF Series Solutions (an open-end management investment company registered with the SEC)	Gadsden Dynamic Multi-Asset ETF, a series of Alpha Architect ETF Trust (an open-end management investment company registered with the SEC)
Listing Exchange	NYSE Arca, Inc. (“NYSE Arca”)	Same
Ticker Symbol	GDMA	Same following the Reorganization
Fiscal Year-End	October 31	September 30
Form of Organization	Series of a Delaware statutory trust	Same
Diversification Status	Diversified	Same

The Reorganization will shift management responsibility for the Target Fund from Gadsden and its sub-adviser, Vident Investment Advisory, LLC, to Empowered, Inc. (“Empowered”) as investment adviser of the Acquiring Fund and Gadsden as its non-discretionary sub-adviser. Neither ESS nor Gadsden is affiliated with Alpha Architect or Empowered. The investment objective of the Acquiring Fund will be identical to that of the Target Fund. The investment strategies of the Acquiring Fund will be substantially similar to those of the Target Fund. Like the Target Fund, the Acquiring Fund will be managed using a combination of strategic assessments (e.g., long-term view of macroeconomic factors) and tactical assessments (e.g., short-term view of the markets). However, the Acquiring Fund will not be limited by an artificial constraint on the percentages of the portfolio managed strategically versus tactically. Gadsden believes that the removal of the foregoing artificial constraints is appropriate in light of the challenges those constraints posed in the management of the Fund during the recent period of market volatility. The Acquiring Fund and the Target Fund are each diversified for purposes of the 1940 Act.

The Reorganization will not result in a change in the management fee currently paid by the Target Fund. The Target Fund pays Gadsden a unitary management fee on a monthly basis at the annual rate of 0.59% of the Target Fund’s average daily net assets. Under the Target Fund’s advisory agreement, Gadsden pays substantially all expenses of the Target Fund, subject to certain exceptions. The Acquiring Fund will pay Empowered a unitary management fee on a monthly basis at the annual rate of 0.59% of the Acquiring Fund’s average daily net assets. Under the Acquiring Fund’s advisory agreement, Empowered pays substantially all expenses of the Acquiring Fund, subject to certain exceptions. Both advisory agreements provide that the applicable adviser will not be responsible for paying for the advisory fee and certain excluded expenses. For the Acquired Fund, excluded expenses include payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses. For the Target Fund, excluded expenses include distribution fees and expenses paid by the Trust under any 12b-1 Plan (defined below), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, accrued deferred tax liability, interest charges on any borrowings, dividends and other expenses on securities sold short, and extraordinary expenses.

The Target Fund and the Acquiring Fund have each adopted a Rule 12b-1 Distribution and Service Plan (each a “12b-1 Plan”) under which the Target Fund and the Acquiring Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently expected to be paid by the Acquiring Fund, and the Board of Trustees of Alpha Architect has not approved the commencement of any payments under the 12b-1 Plan. Similarly, no such fee is currently being paid by the Target Fund, and the Board has not approved the commencement of any payments under the 12b-1 Plan.

The total expense ratio of the Acquiring Fund’s shares is expected to be the similar to that of the Target Fund’s shares. For the fiscal period ended October 31, 2019, the total annual fund operating expenses for the shares of the Target Fund were 0.77% of the Target Fund’s average daily net assets. The projected total annual fund operating expenses for the shares of the Acquiring Fund are also estimated to be 0.77% of the Acquiring Fund’s average daily net assets, but will be subject to change largely due to Acquired Fund Fees and Expenses, which will vary depending upon the then-current cost levels of the investment vehicles in which the Acquiring Fund invests.

Shareholders will continue to be able to make additional purchases or sales of the Target Fund shares through their financial intermediary up to and including the day of the Reorganization. If the Reorganization is approved, Target Fund shares will automatically be converted to Acquiring Fund shares.

SUMMARY COMPARISON OF THE FUNDS

Fees and Expenses of the Fund

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Target Fund and the pro forma fees and expenses that you may pay if you buy, hold, and sell shares of the Acquiring Fund after giving effect to the Reorganization. Expenses for the Target Fund are based on operating expenses of the Target Fund for the fiscal period ended October 31, 2019. Expenses for the Acquiring Fund are pro forma operating expenses of the Acquiring Fund for the same period, assuming the Reorganization had occurred prior to the start of the period. The table does not include brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of Fund shares. You may also pay brokerage commissions on the purchase and sale of shares, which are not reflected in the table or example.

Fees and Expenses	Target Fund Shares	Acquiring Fund Shares (pro forma)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%	0.59%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%(1)
Acquired Fund Fees and Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	0.77%[1]	0.77%

1 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Target Fund (shown in Appendix B to this Proxy Statement), which reflect only the operating expenses of the Target Fund and does not include acquired fund fees and expenses.

Example

The Example below is intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same. The Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Target Fund shares	$79	$246	$428	$954
Acquiring Fund shares – (pro forma)	$79	$246	$428	$954

Fund Performance

The following performance information indicates some of the risks of investing in the Funds. The Acquiring Fund will not commence operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Target Fund.

The bar chart shows the Target Fund’s performance for the calendar year ended December 31, 2019. The table illustrates how the Target Fund’s average annual returns for the 1-year and since inception periods compared with a broad measure of market performance. The Target Fund’s past performance, before and after taxes, does not necessarily indicate how it or the Acquiring Fund will perform in the future. Updated performance information is also available on the Target Fund’s website at www.gadsdenfunds.com or by calling the Target Fund toll-free at (833) 529-0413.

During the period of time shown in the bar chart, the Target Fund’s highest quarterly return was 4.60% for the quarter ended March 31, 2019 and the lowest quarterly return was 1.88% for the quarter ended June 30, 2019. The calendar year-to-date total return of the Target Fund as of ____________, 2020 was ____.

Average Annual Total Returns for the Periods Ended December 31, 2019

Target Fund	1 Year	Since Inception (11/14/18)
Return Before Taxes	11.83%	7.15%
Return After Taxes on Distributions	10.55%	5.85%
Return After Taxes on Distributions and Sale of Shares	7.14%	4.99%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	2.21%	2.23%
60% Dow Jones Global Index/40% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	16.44%	11.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect a Fund’s performance. Because the Acquiring Fund is newly organized, no portfolio turnover data is available. For the fiscal period November 14, 2018 (commencement of operations) through October 31, 2019, the Target Fund’s portfolio turnover rate was 369% of the average value of its portfolio.

Principal Investment Objectives, Strategies, and Policies

The Target Fund and the Acquiring Fund have identical investment objectives and substantially similar investment strategies, which are presented in the table below.

The Acquiring Fund has been created as a new series of Alpha Architect solely for the purpose of acquiring the Target Fund’s assets and continuing its business and will not conduct any investment operations until after the closing of the Reorganization. Because the Acquiring Fund’s investment objective is identical and its investment strategies are substantially similar to those of the Target Fund, Empowered believes that, if the Reorganization is approved, all of the Target Fund’s assets will be transferred to and held by the Acquiring Fund.

Target Fund	Acquiring Fund
Investment Objective	Investment Objective
The Fund seeks total return.	Same.
The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.	Same.

Target Fund	Acquiring Fund
Principal Investment Strategies	Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing (i) approximately 80% of its total assets with exposure to a variety of asset classes, geographies, and market capitalizations generally based on a long-term view of macroeconomic factors (the “strategic sleeve”) and (ii) approximately 20% of its total assets to add or reduce exposure to one or more asset classes generally based on a short-term view of the market (the “tactical sleeve”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in asset classes that the Fund’s portfolio managers believe offer the most attractive combined risk/return opportunities. Generally, Gadsden selects investments for the Fund’s portfolio using a strategic approach that is based on a long-term view of macroeconomic factors. Through that approach, the Fund’s portfolio will generally have exposure to a variety of asset classes, geographies, and market capitalizations. Additionally, for a portion of the Fund’s portfolio, Gadsden may take a tactical approach, and seek to add or reduce exposure to one or more asset classes based on its short-term view of the markets.
Gadsden selects the asset classes to be included in the strategic and tactical sleeves, rather than individual securities or other instruments.	Same.

For each asset class in which the Fund invests, the Fund’s sub-adviser will determine whether the Fund will invest directly in securities or other instruments of such asset class or indirectly through one or more pooled vehicles (e.g., other ETFs) that primarily invest in such securities or other instruments. Consequently, the Fund’s investments in other investment companies may range from 0% to 100% of the Fund’s portfolio.

Same, except that Empowered will make such determinations based on Gadsden’s recommendations.

The Fund’s strategic sleeve invests in a variety of asset classes (e.g., currencies, equities, fixed income instruments, real assets, commodities), geographies (including emerging markets), and market capitalizations based on Gadsden’s assessment of the long-term (typically more than three years) correlation of such segments to each other and their correlation and sensitivity to macroeconomic factors (e.g., inflation, employment, interest rates). Gadsden considers such correlations in seeking to create a blend of investments across multiple asset classes that will grow in value across rising and falling markets. The Fund may focus its investments in certain asset classes, sectors, regions, or countries, and in companies of any market capitalization, which allocations may change over time. Additionally, the Fund may invest in asset classes that are considered lower-risk (e.g., inflation-linked bonds or fixed income securities), higher-risk (e.g., equities or real estate investment trusts (“REITs”)), or a mix of both groups. From time to time, the Fund’s strategic sleeve may be comprised of significantly more or less than 80% of the Fund’s total assets (e.g., when Gadsden believes that the Fund’s strategic sleeve is more or less likely to achieve greater total return than the tactical sleeve).

The Fund’s risk or return is not managed relative to any securities index or securities benchmark. Rather, allocation decisions are made based on the portfolio managers’ judgment of the projected investment environment, attractiveness and future return for a particular asset class or securities. The Fund may invest globally in any asset class or security and may at times have significant exposure to a single asset class. The Fund may focus its investments in certain asset classes, sectors, regions, or countries, and in companies of any market capitalization, which allocations may change over time. Additionally, the Fund may invest in assets classes that are considered lower-risk (e.g., inflation-linked bonds or fixed income securities), higher-risk (e.g., equities or real estate investment trusts (“REITs”), or a mix of both groups.

The Fund’s tactical sleeve is expected to be approximately 20% of the Fund’s total assets, which may increase or decrease depending on the market environment and investment opportunities perceived by Gadsden. The Fund’s tactical sleeve employs a shorter-term (typically less than three years) view of market opportunities and threats than the Fund’s strategic sleeve and is designed to adjust the overall portfolio risk/reward profile either higher or lower. Gadsden makes allocation decisions within the tactical sleeve based on its judgment of the projected investment environment for particular asset classes, the attractiveness of each asset class, and expected future returns of each asset class. Within the tactical sleeve, the Fund may invest globally in any asset class and may at times have significant exposure to a single asset class.

See above.

The Fund’s portfolio construction blends fundamental and quantitative methods to select investments across a variety of global asset classes, including corporate, government (U.S. or foreign), inflation-linked, and high-yield debt instruments (also known as “junk” bonds); cash and cash equivalents; commodity interests (including foreign currencies, precious metals, and other physical or non-physical commodities); and REITs. The Fund’s investments in fixed income instruments may include those of any maturity or credit quality. The Fund’s portfolio may also utilize inverse, leveraged, and inverse leveraged ETVs (defined below) to obtain exposure to one or more asset classes.

Same.

The Fund may gain exposure to an asset class selected by Gadsden by investing directly in securities or other instruments of such asset class or in a pooled vehicle that seeks to track the performance of such asset class (including ETFs, exchange-traded notes (“ETNs”), or exchange-traded commodities (“ETCs”) (collectively, exchange-traded vehicles (“ETVs”)).

Same, except that Empowered will make such determinations based on Gadsden’s recommendations.

The Fund may invest in futures contracts to gain long or short exposure to one or more asset classes. Investments in derivative instruments, such as futures, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests.

Same.

The Fund will generally sell securities or other instruments when better opportunities become available or when seeking to adjust the weighting of the two sleeves in the Fund’s portfolio or the weighting of individual assets classes within a particular sleeve.

The Adviser will generally sell securities or other instruments when, based on the Sub-Adviser’s recommendations, better opportunities have become available.

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund’s shares (the “Shares”) may be affected by its investment objective, principal investment strategies, and particular risk factors. The principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund’s NAV. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

The principal risks of investing in the Funds are substantially similar, as their investment objectives are identical and the investment strategies of the Funds are substantially similar. The principal risks of investing in the Funds are set forth below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives.

The following risks apply to the Target Fund and the Acquiring Fund:

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Commodities Risk. If the Fund invests in physical commodities, those investments will subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in physical commodities, including through ETCs or indirectly through commodity-linked derivative instruments, such as commodity-linked futures, forwards, and swaps, is speculative and can be extremely volatile. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. The Fund’s exposure to physical commodities, ETCs, and other commodity-related investments presents tax risks because income and gains from these investments are treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level.

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a regulated investment company (“RIC”), the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). On May 1, 2017 the Internal Revenue Service (the “IRS”) published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of 90% gross income test. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

Currency Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s foreign investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Derivatives Risk. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may also increase expenses and increase the impact of the Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risks

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the NYSE, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

•	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

•	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its (their) NAV.

ETV Risk. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETV is designed to track. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETV’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Fund indirectly bears the proportionate share of any fees and expenses of the ETV in addition to Fund’s direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

Fixed Income Securities Risk. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s value as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, the Fund may invest in various fixed income and floating rate securities, such as high-yield (junk) bond securities, inflation-linked securities, Sovereign debt securities, and U.S. Government obligations) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

High-Yield Securities Risk. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are considered speculative by the major credit rating agencies. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. High-yield securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high-yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High-yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Inflation-Linked Securities Risk. Inflation-linked securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-linked security decreases when real interest rates increase, and increases when real interest rates decrease. Income from the Fund’s investments in these securities is likely to fluctuate more than the income distributions of its investments in more traditional fixed income securities.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Leveraged, Inverse, and Inverse-Leveraged ETF Risk. Leveraged, inverse, and inverse-leveraged ETFs expose the Fund to all of the risks that traditional ETFs present (see “ETF Risks” above). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance). Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. All such ETFs rely to some degree, often extensively, on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these ETFs. Further, investments in leveraged, inverse, or inverse-leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged, inverse, and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s or Gadsden’s success or failure to implement investment strategies for the Fund. For example, Gadsden’s evaluations and assumptions regarding asset classes and direct investments may not successfully achieve the Fund’s investment objective given actual market trends.

With respect to the Target Fund only, absent unusual circumstances (e.g., the Adviser determines a different ETF has a lower cost but offers a similar investment profile as a recommended ETF), the Adviser will generally follow Gadsden’s investment recommendations to buy, hold, and sell securities and financial instruments.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Adviser and Gadsden use a quantitative models, and their processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and medium- capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

The following risks apply only to the Target Fund. They are shown as principal risks in the Target Fund’s current prospectus, but they have been determined no longer to be primary risks due to the Fund’s revised principal investment strategy, its redemption in-kind policy and/or its continued operating history.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Limited Operating History. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Also, the Target Fund’s principal risks included “Models and Data Risk,” which is substantially similar to the “Quantitative Security Selection Risk” described above for the Acquiring Fund. The Target Fund described “Model and Data Risk” as follows: The Adviser may utilize proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”) in implementing the Fund’s principal investment strategies. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the Models and Data been correct and complete.

Portfolio Holdings Information

Information about the Target Fund’s daily portfolio holdings is available at www.gadsdenfunds.com. A complete description of the Target Fund’s policies and procedures with respect to the disclosure of the Target Fund’s portfolio holdings is available in the Target Fund’s SAI, which is incorporated by reference into this Proxy Statement. Information about the Acquiring Fund’s daily portfolio holdings will be available at www.gadsdenfunds.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. No later than 30 days after the end of each fiscal quarter, each Fund files with the SEC on Form N-PORT a complete list of its portfolio holdings as of each month-end during the relevant quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Acquiring Fund’s policies and procedures with respect to the disclosure of the Acquiring Fund’s portfolio holdings is included in Appendix E to this Proxy Statement.

Funds’ Investment Limitations

The investment restrictions adopted by the Target Fund and the Acquiring Fund as fundamental investment restrictions (i.e., cannot be changed by either Fund’s Board of Trustees without affirmative shareholder approval) are materially identical. The Target Fund’s fundamental investment restrictions, as well as the Target Fund’s interpretations of those restrictions, are summarized under the section entitled “Investment Restrictions” in the Target Fund SAI, which is incorporated by reference into this Proxy Statement. The Acquiring Fund’s fundamental investment restrictions, as well as the Acquiring Fund’s interpretations of those restrictions, are described in Appendix E to this Proxy Statement.

A fundamental restriction cannot be changed without the affirmative vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. A non-fundamental limitation may be changed by a Fund’s Board of Trustees without shareholder approval.

Management

Boards of Trustees

Overall responsibility for oversight of ESS rests with its Board. The Board is responsible for overseeing Gadsden and other service providers in the operations of ESS in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and ESS’s governing documents. ESS currently has four Trustees, one of whom is an “interested person,” as that term is defined under the 1940 Act. A list of the Trustees and officers of ESS, and their present positions and principal occupations, is provided under “Management of the Trust” in the Target Fund SAI, which is incorporated by reference into this Proxy Statement.

The business and affairs of Alpha Architect are managed by its officers under the oversight of its Board of Trustees (the “Alpha Architect Board”). The Alpha Architect Board sets broad policies for Alpha Architect and may appoint Alpha Architect’s officers. The Alpha Architect Board oversees the performance of Empowered, and Alpha Architect’s other service providers. Alpha Architect currently has four Trustees, one of whom is an “interested person,” as that term is defined under the 1940 Act. A list of the Trustees and officers of Alpha Architect, and their present positions and principal occupations, is provided under the section entitled “Management of the Trust” in Appendix E to the Proxy Statement.

Investment Advisers/Sub-Advisers

Gadsden, LLC, located at 656 E. Swedesford Road, Suite 301, Wayne, Pennsylvania 19087, is an investment adviser registered with the SEC and serves as the investment adviser to the Target Fund. Gadsden administers the affairs of the Target Fund, subject to the oversight of ESS’s Board of Trustees. The Trust, on behalf of the Fund, and the Adviser have retained Vident Investment Advisory, LLC (VIA), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30076, to serve as sub-adviser for the Target Fund.

Empowered Funds, LLC, located at 213 Foxcroft Road, Broomall, Pennsylvania 19008, is an investment adviser registered with the SEC and serves as the investment adviser to the Acquiring Fund. Empowered is responsible for overseeing the management and business affairs of the Acquiring Fund and has discretion to purchase and sell securities in accordance with the Acquiring Fund’s investment objective, policies, and restrictions, subject to the oversight of the Alpha Architect Board.

Gadsden, LLC also serves as the investment sub-adviser to the Acquiring Fund. Gadsden provides non-discretionary investment sub-advisory services for the Acquiring Fund, subject to the oversight of Empowered and the Alpha Architect Board. Gadsden will assume responsibility for the services previously provided by VIA with respect to the Target Fund (e.g., investment analysis and recommendations on security selection and the rebalancing of the Fund).

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds:

Target Fund	Acquiring Fund
Kevin R. Harper, MBA (Gadsden)	Kevin R. Harper, MBA (Gadsden)
James W. Judge, MBA, CFA (Gadsden)	James W. Judge, MBA, CFA (Gadsden)
Brandon Koepke, CFA (Empowered)

Kevin R. Harper, MBA, Chief Investment Officer of Gadsden, has been with Gadsden since its founding in 2017 and with affiliates of Gadsden since 2013. Mr. Harper is responsible for the development and implementation of Gadsden’s investment strategy and the design of the firm’s research infrastructure and is the Chairman of Gadsden’s investment committee. He has 20 years of experience, including nine years working for and investing on behalf of leading Ivy League endowments. Most recently, he served as Senior Portfolio Manager from 2010 to 2013 for Forefront Analytics, a multi-family office and an institutional alternatives advisor to multi-billion Taft-Hartley and Fortune 50 pension plans. Mr. Harper obtained his undergraduate degree and Master of Business Administration from The Wharton School at the University of Pennsylvania.

James W. Judge, MBA, CFA, Senior Director of Gadsden, has been with Gadsden since its founding in 2017 and with affiliates of Gadsden since 2014. Mr. Judge is responsible for broad portfolio management functions including portfolio construction and recommendations and is a member of Gadsden’s investment committee. He has over 12 years of experience, including five years serving as an analyst, trader, and portfolio manager for two institutional asset management firms. Most recently, Mr. Judge served as Senior Portfolio Manager from 2010 to 2014 for Forefront Analytics, a multi-family office and an institutional alternatives advisor to multi-billion Taft-Hartley and Fortune 50 pension plans. Mr. Judge obtained his undergraduate degree from Boston College and Master of Business Administration from The Wharton School at the University of Pennsylvania.

Mr. Koepke oversees all trading and execution for Empowered, including algorithmic design and implementation. Mr. Koepke has a B.Sc in Computer Science and a B.Comm specializing in Finance from the University of Calgary. He is also a CFA® Charterholder. Mr. Wang is responsible for implementing the Fund’s investment strategies.

The Target Fund SAI, which is incorporated by reference into this Proxy Statement, and Appendix E to the Proxy Statement provide additional information about the Funds’ portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Investment Advisory Fees

Pursuant to an advisory agreement between ESS, on behalf of the Target Fund, and Gadsden (the “Gadsden Advisory Agreement”), the Target Fund pays Gadsden a unitary management fee for the services and facilities it provides payable on a monthly basis at an annual rate of 0.59% of the Target Fund’s average daily net assets.

Out of the unitary management fee, Gadsden pays substantially all expenses of the Target Fund, including the cost of sub-advisory services, and transfer agency, custody, fund administration, legal, audit, independent trustees and other services, but excluding the fee paid to the Adviser pursuant to the Gadsden Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment advisory agreement between Alpha Architect, on behalf of the Acquiring Fund, and Empowered (the “Alpha Architect Advisory Agreement”), the Acquiring Fund pays Empowered a unitary management fee based on its average daily net assets for the services and facilities it provides payable at the annual rate of 0.59% of the Acquiring Fund’s average daily net assets. Empowered bears all the costs of the Acquiring Fund, including the cost of sub-advisory services, and transfer agency, custody, fund administration, legal, audit, independent trustees and other services, but excluding the fee paid to the Adviser pursuant to the Alpha Architect Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.

A discussion regarding the basis for the ESS Board’s approval of the Gadsden Advisory Agreement with respect to the Target Fund is available in the Target Fund’s Semi-Annual Report dated April 30, 2020. A discussion regarding the basis for Alpha Architect’s approval of the Alpha Architect Advisory Agreement with respect to the Acquiring Fund will be available in the Acquiring Fund’s first semi-annual or annual report to shareholders following the Reorganization.

Other Service Providers

The following table identifies the principal service providers that service the Target Fund and that are expected to service the Acquiring Fund:

	Target Fund	Acquiring Fund
Administrator and Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank National Association	U.S. Bank National Association
Distributor and Principal Underwriter	Compass Distributors, LLC	Quasar Distributors, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Spicer Jeffries LLP
Legal Counsel	Morgan, Lewis & Bockius LLP	Pellegrino, LLC

Purchase and Redemption of Shares in Creation Units

Each Fund issues and redeems shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof. For the Target Fund, a Creation Unit consists of 25,000 shares. For the Acquiring Fund, a Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem shares directly from the Funds.

Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers. Shares can be bought or sold through an investor’s broker throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a broker, the investor will incur customary brokerage commissions and charges, and may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which an investor buys or sells shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by the broker, there is no minimum dollar amount that shareholders must invest in the Funds and no minimum number of shares that shareholders must buy. Shares of the Target Fund are listed, and shares of the Acquiring Fund following the Reorganization will be listed, for trading on NYSE Arca under the ticker symbol GDMA.

For a discussion of how the Target Fund’s shares may be purchased and redeemed, as applicable, see “Purchase and Sale of Shares” and “How to Buy and Sell Shares” in the Target Fund Prospectus incorporated by reference herein. For a discussion of how the Acquiring Fund’s shares may be purchased, exchanged, and redeemed, as applicable, see “Buying and Selling Fund Shares” in Appendix D attached to this Proxy Statement.

Tax Information

Distributions shareholders receive from a Fund are generally taxable to them as ordinary income for federal income tax purposes, except that distributions may be taxed to shareholders at long-term capital gain rates to the extent reported by a Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to a shareholder if he/she/it is investing through a tax-advantaged retirement plan account or is a tax-exempt investor, although he/she/it may be taxed on withdrawals from his/her/its tax-advantaged account.

BOARD CONSIDERATIONS

The Board considered the Reorganization at a meeting held on ____________, 2020. Based upon the recommendation of Gadsden, the Board evaluated the terms of the Plan, each Fund’s investment objective and strategies, the expenses relating to the Reorganization, each Fund’s fees and expenses (including the total annual fund operating expense ratio and the Rule 12b-1 fee that has been approved by the Board of Alpha Architect but has not yet commenced payments), the distribution capabilities of the Acquiring Fund’s distributor, the experience and expertise of Acquiring Fund’s investment adviser, federal income tax consequences of the Reorganization, and possible alternatives to the Reorganization. The Board, including all of the Trustees who are not “interested persons” of ESS under the 1940 Act, determined that the Reorganization is in the best interests of the Target Fund and its shareholders and approved the Reorganization and the Plan subject to shareholder approval.

The Board considered the following factors, among others, in its evaluation of the Reorganization:

The Terms and Conditions of the Reorganization. The Board considered the terms of the Plan and, in particular, that the transfer of the assets of the Target Fund will be in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the liabilities of the Target Fund. The Board also took note of the fact that no commission or other transactional fees would be imposed on the Target Fund’s shareholders in connection with the Reorganization. In addition, the Board noted that pursuant to the Plan, each Target Fund shareholder’s account will be credited with the number of Acquiring Fund shares equal to the value of the Target Fund shares that each shareholder holds immediately prior to the Reorganization. The Board also noted that the value of the Target Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Fund and the NAV of a share of the Target Fund will be determined in accordance with the valuation methodologies described in the Target Fund Prospectus and SAI, as may be supplemented. As a result, the Board noted that the interests of Target Fund shareholders would not be diluted as a result of the Reorganization. The Board also noted that the Reorganization would be submitted to the Target Fund’s shareholders for approval.

Identical Investment Objective and Substantially Similar Investment Strategies. The Board considered that the investment objective of the Acquiring Fund is identical, and the investment strategies of the Acquiring Fund are substantially similar, to those of the Target Fund. The Board considered Gadsden’s stated rationale for recommending revisions to the Fund’s investment strategies to remove artificial constraints on its ability to recommend investments using either a tactical or strategic assessment of the market environment.

Expenses Relating to Reorganization. The Board considered that the Target Fund shareholders will not incur any expenses in connection with the Reorganization. All expenses relating to the proposed Reorganization, which are estimated to be $85,000, whether or not consummated, will be borne by Empowered or its parent company, Alpha Architect, LLC, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing the registration statement that includes this Proxy Statement, and the cost of copying, printing, and mailing proxy materials, and any legal fees incurred to facilitate the transaction.

Relative Expense Ratios. The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in “Summary Comparison of the Funds—Fees and Expenses” section above), which indicated that the estimated total annual fund operating expense ratio for the shares of the Acquiring Fund are expected to be the same as those of the Target Fund.

Distribution; Distribution and Service Fees. The Board noted that the Target Fund’s distributor, Compass Distributors, LLC (“Compass”), would change to Quasar Distributors, LLC (“Quasar”). It was also noted that Compass and Quasar are affiliated entities under the common control of Foreside Distributors, LLC. The Board also noted Quasar’s commitment to distribute the shares of the Acquiring Fund. The Board further considered that, like the Target Fund, the Acquiring Fund has adopted a 12b-1 Plan under which the Fund may bear a 12b-1 fee up to 0.25% annually of the Fund’s average daily net assets, and the Alpha Architect Board has not currently approved any payments under the 12b-1 Plan. The Board further noted that the Alpha Architect Board will consider the approval of any future commencement of payments under the 12b-1 Plan.

The Experience and Expertise of the Investment Adviser. The Board considered that Empowered is investment adviser that manages eight ETFs with over $420 million in assets under management as of June 23, 2020, and that its key personnel have significant experience providing investment advisory services to ETFs. In addition, the Board considered that Empowered is well known for their quantitative analysis capabilities. Further, the Board considered that Empowered’s back-office processes have been continually enhanced.

Federal Income Tax Consequences. The Board considered that the Reorganization is expected to qualify as a reorganization for federal income tax purposes and that shareholders of the Target Fund are not expected to recognize any gain or loss upon receipt of shares of the Acquiring Fund in the Reorganization.

Other Alternatives. The Board considered alternatives to the Reorganization that were identified by Gadsden and the officers of ESS and discussed with counsel. After considering the merits and viability of these other alternatives, the Board agreed with the assessment that the possible alternatives were less desirable than the Reorganization.

Based on the foregoing, the Board determined that the Reorganization as proposed by Gadsden is the best alternative for the Target Fund at this time and is in the best interests of the Target Fund and its shareholders. The Board approved the Reorganization, subject to approval by shareholders of the Target Fund and the solicitation of the shareholders of the Target Fund to vote “FOR” the approval of the Plan. These determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

Shareholders of the Target Fund are being asked to approve the Plan, which sets forth the terms and conditions under which the Reorganization will be implemented. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached to this Proxy Statement as Appendix A.

The Plan

The Plan provides for the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and the Acquiring Fund’s assumption of the Target Fund’s liabilities, if any, as of the closing date of the Reorganization. The aggregate NAV of the Acquiring Fund shares issued in the exchange will equal the aggregate NAV of the Target Fund at the Closing (as defined in the Plan). Immediately after the transfer of the Target Fund’s assets as provided for in the Plan, the Target Fund will distribute the Acquiring Fund shares pro rata to its shareholders by Alpha Architect’s transfer agent establishing accounts on the Acquiring Fund’s share records in the names of those shareholders and transferring those shares of the Acquiring Fund to those accounts in redemption of the Target Fund shares and in complete liquidation of the Target Fund. The outstanding shares of the Target Fund held by the shareholders will then be canceled. As a result of the Reorganization, each shareholder of the Target Fund will receive the number of shares of the Acquiring Fund equal in value to his or her holdings in the Target Fund immediately before the Reorganization. Shares will be held in book entry form only.

The value of the Target Fund’s assets to be acquired and the liabilities to be assumed, if any, by the Acquiring Fund and the NAV per share of the Target Fund will be determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date of the Reorganization. The NAV per share amount will be determined in accordance with the valuation methodologies approved by the Board and described in the Target Fund Prospectus and SAI, as may be amended and supplemented. Gadsden will bear all expenses relating to the Reorganization, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing the registration statement that includes this Proxy Statement, and the cost of copying, printing, and mailing proxy materials, except that Empowered will pay for legal fees of Alpha Architect.

The Reorganization is subject to a number of conditions, including the approval of the Plan by the shareholders of the Target Fund and the receipt of a legal opinion from Troutman Pepper, as tax counsel to Alpha Architect in connection with the Reorganization, with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganization,” below). Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganization is expected to be on or about [Date, 2020], or another date agreed to by ESS and Alpha Architect. The Plan may be amended or terminated and the Reorganization abandoned at any time by mutual consent of ESS, on behalf of the Target Fund, and Alpha Architect, on behalf of the Acquiring Fund.

Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of beneficial interest of the Target Fund as capital assets for federal income tax purposes. Shareholders who are not U.S. persons are strongly urged to consult their own tax advisors with respect to the particular tax consequences of the Reorganization and of an investment in the shares of the Acquiring Fund. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganization, shareholders should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the proposed Reorganization.

The Reorganization is intended to qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code. As a condition to the Reorganization, the Target Fund and the Acquiring Fund have requested an opinion of Troutman Pepper substantially to the effect that with respect to the Reorganization, based on certain assumptions, facts, the terms of the Plan and representations set forth in the Plan or otherwise provided by the Target Fund and the Acquiring Fund and on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(1)           The transfer of the assets by the Target Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund in exchange for Acquiring Fund shares and the distribution of the Acquiring Fund shares to the shareholders of the Target Fund as provided in the Plan will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and with respect to such “reorganization,” the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)           In accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon:

(A)           the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund; or

(B)           the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in liquidation.

(3)           In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund.

(4)           In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares of the Target Fund for the Acquiring Fund shares.

(5)           In accordance with Section 358(a)(1) of the Code, the aggregate tax basis of the Acquiring Fund shares the Target Fund shareholders receive in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor.

(6)           In accordance with Section 362(a) of the Code, the tax basis in the hands of the Acquiring Fund of the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer.

(7)           In accordance with Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Target Fund.

(8)           In accordance with Section 1223(1) of the Code, the holding period for the Acquiring Fund shares each of the Target Fund shareholders receives in the Reorganization will include the period for which the shareholder held the Target Fund shares exchanged therefor, provided that the shareholder held such Target Fund shares as capital assets on the date of the exchange.

(9)           The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder. Under Section 381 of the Code, its taxable year will not end on the Closing Date and the part of the taxable year before the Reorganization and the part of the taxable year after the Reorganization will constitute a single taxable year.

The opinion will be limited to the issues set forth above and does not address any other tax issues, including without limitation, the following: (1) the effect of the Reorganization on (i) the Target Fund and the Acquiring Fund (together, the “Funds”) (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code, or (z) any limitations on the use or availability of capital losses, net operating losses, unrealized gain or loss or other losses under the Code, or (ii) any Target Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal, state, local or foreign tax issues of any kind.

An opinion of counsel is not binding on the IRS or the courts and neither the Target Fund nor the Acquiring Fund has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

Description of the Acquiring Fund’s Shares

Shares of the Acquiring Fund issued to the shareholders of the Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid, and non-assessable when issued in accordance with the Plan and will be transferable without restriction and will have no preemptive or conversion rights.

Capitalization

The capitalization of the Target Fund as of ____________, 2020 and the Acquiring Fund’s pro forma combined capitalization as of that date, after giving effect to the Reorganization, are as follows:

(unaudited)	Target Fund Shares	Pro forma Acquiring Fund Shares
Net Assets
Shares Outstanding
Net Asset Value per Share

ADDITIONAL INFORMATION ABOUT THE FUNDS

General

For a general discussion of the operation and organization of the Target Fund, see “General Information About the Trust” and “Exchange Listing and Trading” in the Target Fund SAI, which is incorporated by reference herein. For a general discussion of the operation and organization of the Acquiring Fund, see “General Information About the Trust” and “Exchange Listing and Trading” in Appendix E attached to this Proxy Statement.

Rights of the Funds’ Shareholders

ESS is not required to hold annual meetings of shareholders. Each Target Fund share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act. Target Fund shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. For a description of other significant attributes of shares of the Target Fund see “Description of Shares” in the Target Fund SAI, which is incorporated by reference herein.

Alpha Architect is not required to hold meetings of shareholders. Shares of the Acquiring Fund have equal voting rights. Acquiring Fund shares are freely transferable. Shares of the Acquiring Fund will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. For a description of other significant attributes of shares of the Acquiring Fund see “Description of Shares” in the Appendix E attached to this Proxy Statement.

Pricing of Fund Shares

For information on how the NAV per share of each Fund is calculated, see “Determination of NAV” in the Target Fund Prospectus, which is incorporated by reference herein, and “Buying and Selling Fund Shares” in Appendix D attached to this Proxy Statement.

Dividends, Other Distributions, and Taxes

The Target Fund and the Acquiring Fund each intend to pay out dividends annually, if any, and distribute any net realized capital gains to their applicable shareholders at least annually. A portion of the distributions made by a Fund may be treated as return of capital for federal income tax purposes. One or more additional distributions may be made generally in December or after a Fund’s fiscal year-end to comply with applicable law. Each Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional Fund shares only if the broker through whom you purchased Fund shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For a discussion of the Target Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions, and Taxes” in the Target Fund Prospectus, which is incorporated by reference herein. For a discussion of the Acquiring Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions, and Taxes” in Appendix D attached to this Proxy Statement.

Disclosure of Portfolio Holdings and Premium/Discount Information

For a description of the Target Fund’s policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Portfolio Holdings Information” and “Premium/Discount Information” in the Target Fund Prospectus and “Portfolio Holdings Disclosure Policies and Procedures” in the Target Fund SAI, which are incorporated by reference herein.

For a description of the Acquiring Fund’s policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Premium/Discount Information” in Appendix D attached to this Proxy Statement, and “Portfolio Holdings Disclosure Policies and Procedures” in Appendix E attached to this Proxy Statement.

Frequent Purchases and Redemptions

For a discussion of the Target Fund’s policies with respect to frequent purchases and redemptions, see “Frequent Purchases and Redemptions of Shares” in the Target Fund Prospectus, which is incorporated by reference herein. For a discussion of the Acquiring Fund’s policies with respect to frequent purchases and redemptions, see “Frequent Purchases and Redemptions of Shares” in Appendix D attached to this Proxy Statement.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Fund shares. The SEC has granted exemptive orders to ESS and Alpha Architect permitting registered investment companies that enter into an agreement with ESS and Alpha Architect (“Investing Funds”) to invest in series of ESS and Alpha Architect beyond the limits of Section 12(d)(1), subject to certain terms and conditions. Such exemptive relief is not applicable to Shares during periods when a Fund has invested in other investment companies beyond the limits of Section 12(d)(1)(A). Accordingly, during such periods, Investing Funds must adhere to the limits set forth in Section 12(d)(1) when investing in the Fund.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If shareholders purchase shares through a broker-dealer or other financial intermediary, a Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Shareholders should ask their salespersons or visit their financial intermediary’s website for more information.

Financial Information

For certain financial information about the Target Fund, see “Financial Highlights” which is appended to this Proxy Statement as Appendix B.

VOTING INFORMATION

RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED

Proxies are being solicited from the shareholders of the Target Fund by ESS’s Board of Trustees for the Special Meeting to be held on [Date, 2020], at [Time] a.m. Central Time at the principal executive offices of ESS located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Plan.

The Board has fixed the close of business on [Record Date], 2020 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. As of the Record Date, the total number of issued and outstanding shares of the Target Fund was ____________. Shareholders of record who owned five percent or more of the shares of the Target Fund as of the Record Date are set forth on Appendix C to this Proxy Statement. Approval of the Plan will require the affirmative vote of the lesser of: (a) 67% of the Target Fund’s shares present at the Meeting, if the holders of more than 50% of the Target Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of the Target Fund’s outstanding shares.

HOW TO VOTE

You can vote your shares in person at the Special Meeting or by mail, by the internet, and by automated touchtone as set forth below:

• Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day / 7 days a week.

• Internet: The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on your proxy card.

• Automated Touchtone: The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. You must have the control number found on your proxy card.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank, or other nominee, you should contact your nominee about voting in person at the Special Meeting. We intend to hold the Special Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Special Meeting attendees or may decide to hold the Special Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website [AST websites], and we encourage you to check this website prior to the Special Meeting if you plan to attend. Accordingly, we encourage you to consider your other voting options, as discussed above, in the event that in-person attendance at the Special Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

PROXIES

All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the Target Fund receives written notification to the contrary from any one of such persons. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted “FOR” the matters specified on the proxy. All shares that are voted and votes to “ABSTAIN” will be counted towards establishing a quorum.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Target Fund. You may also give written notice of revocation in person at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

QUORUM AND ADJOURNMENTS

One-third of the outstanding shares of the Target Fund will be considered a quorum for the transaction of business. If a quorum of shareholders of the Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement are not received, the chairman of the Special Meeting may adjourn the Special Meeting of the Target Fund one or more times to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Target Fund on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, the Trust does not expect to receive broker non-votes. Abstentions will have the same effect as votes against the proposal.

SOLICITATION OF PROXIES

The Target Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet, or oral communications. AST Fund Solutions has been retained to aid in the solicitation of proxies, at an anticipated cost of approximately $10,000, exclusive of printing costs. Empowered or an affiliate will bear the expenses relating to the Reorganization, including the costs of retaining AST Fund Solutions. The expenses relating to the Reorganization are estimated to be approximately $85,000.

OTHER INFORMATION

OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

APPRAISAL RIGHTS

Shareholders will have no appraisal rights in connection with the Reorganization.

NEXT MEETING OF SHAREHOLDERS

The Target Fund does not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of ESS, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 within a reasonable time before the proxy materials for the next meeting are sent to shareholders. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of ESS within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that the proposal will be included.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the federal income tax consequences of the Reorganization will be passed upon by Pellegrino, LLC and Troutman Pepper.

INFORMATION FILED WITH THE SEC AND NYSE ARCA

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by ESS and Alpha Architect may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. In addition, the Target Fund’s shares are listed, and the Acquiring Fund’s shares will be listed, on NYSE Arca. Reports, proxy statements and other information that may be filed with NYSE Arca and also may be inspected at the offices of the exchange.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [  ] day of [  ], 2020 by and among (i) ETF Series Solutions (“ESS”), on behalf of its series, the Gadsden Dynamic Multi-Asset ETF (the “Target Fund”), (ii) Alpha Architect ETF Trust (“Alpha Architect”), on behalf of its series, the Gadsden Dynamic Multi-Asset ETF (the “Acquiring Fund”), and (iii) solely for the purposes of Section 9.1 of this Agreement, (a) Empowered Funds, LLC, the investment adviser to the Acquiring Fund, and (b) Gadsden, LLC, the investment adviser to the Target Fund.

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (a) the Acquiring Fund’s assumption of certain of the Target Fund’s liabilities as described herein, and (b) shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute the shares of the Acquiring Fund to Shareholders of the Target Fund, in connection with the liquidation and termination of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (such transaction, the “Reorganization”);

WHEREAS, the Target Fund and the Acquiring Fund are open-end, registered investment companies of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1.	Plan of Transaction

(a)           Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer to the Acquiring Fund all of the Target Fund’s assets as set forth in Section 1.1(b), and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Target Fund that number of Acquiring Fund shares (“Acquiring Fund Shares”) determined by dividing the value of the Target Fund’s assets net of any liabilities assumed by the Acquiring Fund, computed in the manner and as of the time and date set forth in Section 2.1(a), by the net asset value of one share of the Acquiring Fund, computed in the manner and as of the time and date set forth in Section 2.1(a); and (ii) to assume all of the liabilities of the Target Fund (whether or not reflected in the Closing Statement of Assets and Liabilities defined in Section 1.1(b)). Acquiring Fund Shares shall be delivered to the Target Fund in Creation Unit aggregations only, meaning, for purposes of the Reorganization only, specified blocks of 10,000 Acquiring Fund Shares (each a “Creation Unit Aggregation”). The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.

The Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pro rata to the Target Fund’s shareholders of record determined as of the Closing (as defined in this Section 1.1(a)) (the “Target Fund Shareholders”). All Acquiring Fund Shares delivered to the Target Fund shall be delivered at net asset value without a sales load, commission, transaction fee or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

(b)           The assets of the Target Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, claims (whether absolute, contingent, known or unknown, accrued or unaccrued, and including, without limitation, any interest in pending or future legal claims in connection with past or present holdings, whether in the form of class action claims, opt-out, or other direct litigation claims or regulator or government established investor recovery funds claims and any and all resulting recoveries), dividends or interest or other receivables that are owned by the Target Fund, copies of all books and records of the Target Fund on the Closing Date, and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Target Fund prepared as of the effective time of the Closing (the “Closing Statement of Assets and Liabilities”) in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of the Target Fund’s most recent audited statement of assets and liabilities, if any. The Assets of the Target Fund shall be delivered free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof.

(c)           Any regulatory reporting responsibility of the Target Fund, including the responsibility for filing regulatory reports, tax returns, and other documents, is and shall remain the responsibility of the Target Fund up to and including the Closing Date, as defined in Section 3.1, and such later date on which the Target Fund is terminated. For the avoidance of doubt, the Target Fund shall be responsible for (i) preparing and filing the Target Fund’s Form N-CSR (including the annual report to shareholders) for the fiscal year ended October 31, 2020, (ii) delivering the Target Fund’s annual report to shareholders for such fiscal year, and (iii) preparing and filing the Target Fund’s Form N-PX for the period _________, 2020 through the Closing Date.

(d)           Immediately after the transfer of Assets provided for in Section 1.1(a), the Target Fund will distribute to the Target Fund Shareholders determined as of the Closing, on a pro rata basis, the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1(a) and will completely liquidate, dissolve and terminate. The distribution, liquidation, dissolution and termination referenced in this Section 1.1(d) will be accomplished with respect to the shares of beneficial interest of the Target Fund (“Target Fund Shares”) by the transfer of the Acquiring Fund Shares received by the Target Fund then credited to the account of the Target Fund on the books of the Acquiring Fund in the names of the Target Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct.

(e)           Prior to the Closing, the Acquiring Fund will issue one share of beneficial interest of the Acquiring Fund (the “Initial Share”) to Empowered Funds, LLC or one of its affiliates (the “Sole Shareholder”) in exchange for a nominal amount for the sole purpose of allowing the Sole Shareholder to approve certain matters to facilitate the organization of the Acquiring Fund. Prior to the Closing, the Initial Share will be redeemed and cancelled by the Acquiring Fund in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share.

2.            VALUATION

2.1.          With respect to the Reorganization:

(a)           The value of the Assets and the liabilities of the Target Fund shall be computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date, as defined in Section 3.1 (the “Valuation Date”), using the valuation procedures approved by the Board of Trustees of ESS.

(b)           The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

3.            CLOSING AND CLOSING DATE

3.1.          The Closing of the transactions contemplated by this Agreement shall be at _____ a.m. Eastern time on [ ], 2020, or such other date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE, on the Closing Date, unless otherwise agreed to by the parties.

3.2.          With respect to the Reorganization:

(a)           The Target Fund shall cause U.S. Bank National Association, the custodian for the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to the Acquiring Fund, immediately prior to the Closing and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Target Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date (unless the custodian for the Target Fund is also the custodian for the Acquiring Fund) and transferred and delivered by the Target Fund as of the Closing by the Target Fund for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Target Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), shall be delivered as of the Closing by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Target Fund shall be delivered by wire transfer of federal funds as of the Closing (or such other suitable means if the custodian for the Target Fund is also the custodian for the Acquiring Fund). If the Target Fund is unable to make such delivery as of the Closing in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by the Closing, delivered to the Acquiring Fund or the Acquiring Fund’s custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund’s custodian, such as brokers’ confirmation slips.

(b)           The Target Fund shall cause U.S. Bancorp Fund Services, LLC., the transfer agent for the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Target Fund Shares owned by the Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certifications, if any, receipts or other documents as such other party or its counsel may reasonable request to effect the transaction contemplated by the Agreement. The cash to be transferred by the Acquiring Fund shall be delivered by wire transfer of federal funds as of the Closing.

(c)           In the event that immediately prior to the Valuation Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of either party to this Agreement, accurate appraisal of the value of the Target Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          ESS, on behalf of itself or, where applicable, the Target Fund, represents and warrants to Alpha Architect and the Acquiring Fund as follows:

(a)           ESS is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Agreement and Declaration of Trust of ESS to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of the shareholders of the Target Fund, to carry out the Agreement. The Target Fund is a separate series of ESS duly designated in accordance with the applicable provisions of ESS’s Agreement and Declaration of Trust. ESS and the Target Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on ESS or the Target Fund. The Target Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund;

(b)           ESS is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending or, to the knowledge of ESS, threatened;

(c)           No consent, approval, authorization, or order of any court, Governmental Authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and ESS of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws, and the Hart-Scott-Rodino Antitrust Improvements Act of 1976;

(d)           The Target Fund is not, and the execution, delivery and performance of this Agreement by the Target Fund will not result (i) in violation of Delaware law or of ESS’s Agreement and Declaration of Trust or Amended and Restated By-laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, exemptive order, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund;

(e)           Except as otherwise disclosed to and accepted, in writing by or on behalf of the Acquiring Fund, all material contracts or other commitments (other than this Agreement), including without limitation the contracts set forth in Schedule 7.1(h), will be terminated with respect to the Target Fund at or prior to the Closing without liability to the Target Fund and such termination shall not result in the acceleration of any obligations of the Target Fund on or prior to the Closing.

(f)           The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(g)           The Target Fund is in compliance in all material respects with, and since its inception on December 12, 2017 through the date of this Agreement has been in compliance in all materials respects with, the investment policies and restrictions set forth in the Target Fund’s then applicable prospectus and statement of additional information;

(h)           The Target Fund is in compliance in all material respects with, and since its inception on November 14, 2018 through the date of this Agreement has been in compliance in all materials respects with, the requirements of the 1933 Act, 1934 Act, and the 1940 Act and all rules and regulations under each of the foregoing, and state securities laws and regulations;

(i)           The Target Fund has been, through the life of its operation, and currently is, in compliance with the terms of its exemptive order received pursuant to the 1940 Act, all applicable listing and conduct rules of the national securities exchange on which the shares are listed and any exemptive or no-action relief from any provisions of, or rules or regulations under, the 1934 Act or 1933 Act, upon which the Target Fund relies;

(j)           The Target Fund is in compliance in all material respects with, and since its inception on November 14, 2018 through the date of this Agreement has been in compliance in all materials respects with, its policies and procedures adopted pursuant to Rule 38a-1 under the 1940 Act including without limitation the valuation policies and procedures of ESS, and during the twelve-month period preceding the date of this Agreement, there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund that have not been remedied or will not be remedied prior to the Closing in accordance with industry practices and the policies of ESS;

(k)           Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(l)           The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year, if any, have been (or, if such fiscal year-end is within the last sixty (60) days, will be) audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing;

(m)          Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(n)

(i)        For each taxable year of its operation (including that portion of such taxable year ending on the Closing Date), the Target Fund has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met and will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code. The Target Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund.

(ii)        All federal, state, local, and foreign income Tax Returns and other material Tax Returns (including, for the avoidance of doubt, dividend reporting forms, and other Tax-related reports) of the Target Fund required by law to have been filed on or before the Closing Date have been (or will be) duly and timely filed (taking into account any permitted extensions) and are or will be correct in all material respects, and all federal, state, local, foreign and other Taxes of the Target Fund (whether or not shown as due or required to be shown as due on said Tax Returns ) for tax periods ending on or before the Closing Date have been (or will be) duly and timely paid or provision has been (or will be) made by the Target Fund for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in paragraph (i) above are properly reflected on such financial statements.

(iii)        There are no audits, examinations, investigations or other proceedings pending or threatened by any Taxing Authority in writing with respect to the Target Fund, and no waivers or extensions of any statute of limitations that remain open with respect to Taxes have been granted or requested in writing or, to the best knowledge of the Target Fund, in any other manner with respect to the Target Fund.

(iv)        No Taxing Authority with which the Target Fund does not file Tax Returns has claimed in writing or, to the best knowledge of the Target Fund, in any other manner that such Target Fund is or may be subject to taxation by that Taxing Authority, and no Taxing Authority with which the Target Fund does not file a particular Tax Return has claimed in writing or, to the best knowledge of the Target Fund, in any other manner that the Target Fund is or may be required to file such Tax Return. No issue has been raised by any Tax Authority in any prior examination of the Target Fund which, by application of the same or similar principles, could reasonably be expected to result in a material proposed deficiency for any subsequent taxable period. The Target Fund has delivered a disclosure schedule to the Acquiring Fund listing (A) all jurisdictions in which the Target Fund pays Taxes and/or files Tax Returns and (B) all federal, state, and local income and franchise Tax Returns filed by, or on behalf of, the Target Fund, and each such disclosure schedule is accurate and complete;

As used in this Agreement:

“Governmental Authority” means any nation, state, territory, province, county, city or other unit or subdivision thereof or any entity, authority, agency, department, board, commission, instrumentality, court or other judicial body authorized on behalf of any of the foregoing to exercise legislative, judicial, regulatory or administrative functions of or pertaining to government, and any governmental or non- governmental self-regulatory organization.

“Tax” or “Taxes” means (i) any and all federal, state, local, foreign and other taxes, assessments, levies, duties, fees and other governmental or similar charges, including without limitation income, profits, gross receipts, net proceeds, alternative or add-on minimum, ad valorem, value added, turnover, sales, use, property, unclaimed property, personal property (tangible and intangible), environmental, stamp, leasing, lease, user, excise, duty, franchise, capital, capital stock, transfer, registration, license, withholding, social security (or similar), unemployment, disability, payroll, employment, fuel, excess profits, occupational, premium, windfall profit, severance, estimated, or other governmental charge of any kind whatsoever and (ii) any liability related to an item described in clause (i) of this definition and arising (a) from being or having been a member of an affiliated, consolidated, combined, unitary group or similar group for federal, state, local or foreign tax purposes or (b) as a result of being a successor to another person or transferee thereof, or pursuant to contract (other than pursuant to a contract the principal purpose of which is not allocation of an item described in clause (i) of this definition), in all cases together with any interest, penalties, additions to tax or additional amounts imposed in connection with any of the foregoing.

“Taxing Authority” means, with respect to any Tax, the Governmental Authority that imposes such Tax and the agency (if any) charged with the collection of such Tax for such Governmental Authority.

“Tax Return” means any return, declaration, report, claim for refund, information return or any similar filing or statement filed with any Taxing Authority (domestic, foreign or otherwise) that is related to Taxes, including any form, schedule or attachment thereto and any amendment or supplement thereof;

(o)           All issued and outstanding shares of the Target Fund are duly authorized and validly issued and outstanding, fully paid and non-assessable by ESS and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and local regulatory authorities and will be held at the time of closing by the persons and in the amounts set forth in the records of the transfer agent of the Target Fund;

(p)           The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Board of Trustees of ESS, on behalf of the Target Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(q)           The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r)           The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(s)           The Target Fund has no unamortized or unpaid organizational fees or expenses;

(t)           The information to be furnished by the Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state, or local regulatory authority (including any national securities exchange or FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(u)           The Proxy Statement referred to in Section 5.1(c), only insofar as it relates to ESS and the Target Fund, will, on the effective date of the Proxy Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with the information that was furnished by Alpha Architect on behalf of the Acquiring Fund for use therein; and

(v)           There is no action, suit, proceeding, claim, arbitration, matter or investigation pending or threatened against or affecting the Target Fund at law, in equity or otherwise, in, before or by any court, Governmental Authority, or arbitrator, and there is no unsatisfied judgment, injunction, decree or regulatory restriction imposed specifically upon the Target Fund or any of its properties, assets, trustees, officers, employees or agents that could reasonably be expected to materially and adversely affect its business or its ability to consummate the Reorganization.

4.2.          Alpha Architect, on behalf of itself or, where applicable, the Acquiring Fund represents and warrants to ESS and the Target Fund as follows:

(a)           Alpha Architect is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under Alpha Architect’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement. The Acquiring Fund is a separate series of Alpha Architect duly designated in accordance with the applicable provisions of Alpha Architect’s Declaration of Trust. Alpha Architect and the Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Alpha Architect or the Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of it properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)           Alpha Architect is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending or, to the knowledge of Alpha Architect, threatened;

(c)           No consent, approval, authorization, or order of any court, Governmental Authority or FINRA is required for the consummation by the Acquiring Fund and Alpha Architect of the transactions contemplated herein, except such as have been or will be obtained at or prior to the Closing under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws, and the Hart-Scott-Rodino Antitrust Improvements Act of 1976;

(d)           The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result (i) in violation of Delaware law or of Alpha Architect’s Declaration of Trust or by-laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, exemptive order, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party to or by which it is bound, and the execution, delivery and performance of the Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)           The Acquiring Fund is, and will be at the time of Closing, a new series of Alpha Architect formed for the purpose of receiving the assets and assuming the liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund will not have commenced operations, prepared books of account and related records or financial statements or carried on any business activities, except as necessary to facilitate the organization of the Acquiring Fund as a new series of Alpha Architect prior to its commencement of operations. Except with respect to the consideration received in exchange for the issuance of the Initial Share, the Acquiring Fund has not owned any assets and will not own any assets prior to the Closing. As of the time immediately prior to the Closing, there will be no issued or outstanding securities issued by the Acquiring Fund, other than the Initial Share issued to the Sole Shareholder for the purpose set forth in Section 1.1(f) above. The Initial Share will be redeemed and cancelled prior to the Closing;

(f)           By the Closing, Alpha Architect’s Board of Trustees and officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence operations as a registered open-end management investment company, including, without limitation, approving and authorizing the execution of investment advisory contracts in the manner required by the 1940 Act and approving and authorizing the execution of such other contracts as are necessary for the operation of the Acquiring Fund;

(g)           The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Board of Trustees of Alpha Architect, on behalf of the Acquiring Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(h)           The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by Alpha Architect;

(i)           The Acquiring Fund (i) will elect to be taxed as a regulated investment company under Subchapter M of the Code, will qualify for the tax treatment afforded regulated investment companies under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken, which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company for its taxable year that includes the Closing Date. The Acquiring Fund has no earnings and profits accumulated in any taxable year;

(j)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(k)           The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(l)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed;

(m)          The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other documents filed or to be filed with any federal, state, or local regulatory authority (including any national securities exchange or FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(n)           At the Closing, the current prospectus and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(o)           The Proxy Statement referred to in Section 5.1(c), only insofar as it relates to Alpha Architect and the Acquiring Fund, will, on the effective date of the Proxy Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representation and warranties in this paragraph shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

(p)           There is no action, suit, proceeding, claim, arbitration, matter or investigation pending or threatened against or affecting the Acquiring Fund at law, in equity or otherwise, in, before or by any court, Governmental Authority, or arbitrator, and there is no unsatisfied judgment, injunction, decree or regulatory restriction imposed specifically upon any of the Acquiring Fund or any of its properties, assets, trustees, officers, employees or agents that could reasonably be expected to materially and adversely affect its business or its ability to consummate the Reorganization.

5.            COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.          With respect to the Reorganization:

(a)           The Target Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. Prior to the Closing, the Acquiring Fund will carry on no business activities, other than as are necessary in connection with the organization of a new series of an investment company prior to its commencement of operations.

(b)           ESS will call a meeting of the Target Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c)           In connection with the meeting of the Target Fund shareholders referred to in Section 5.1(b) above, the Target Fund will provide the Acquiring Fund with information regarding the Target Fund, and the Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of a Prospectus/Proxy Statement on Form N-14 (the “Proxy Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Alpha Architect will file the Proxy Statement with the Commission.

(d)           The Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)           The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(f)           If requested by the Acquiring Fund, ESS, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the Closing, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) copies of the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10- 25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(g)           Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h)           Promptly after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in Section 1.1(d) hereof.

(i)           If requested by the Acquiring Fund, ESS, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this paragraph shall be provided within such timeframes as is mutually agreed by the parties.

(j)           It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k)           Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any federal, state or local Taxing Authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(l)           If requested by the Acquiring Fund, ESS, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign Taxing Authority and (b) legal opinions.

6.            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.          With respect to the Reorganization, the obligations of ESS, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing, and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Acquiring Fund and Alpha Architect contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made on and as of the Closing;

(b)           Alpha Architect shall have delivered to ESS as of the Closing a certificate executed in its name by its President and Treasurer, in form and substance reasonably satisfactory to ESS and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement;

(c)           Alpha Architect and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Alpha Architect and the Acquiring Fund, on or before the Closing, unless waived pursuant to the terms hereof;

(d)           A prospectus of the Acquiring Fund relating to the continuous offering of Acquiring Fund Shares in Creation Units shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. Following the Reorganization, a “Creation Unit” shall consist of 10,000 Acquiring Fund Shares;

(e)           The Target Fund shall have received at the Closing an opinion of Troutman Pepper Hamilton Sanders LLP (“Troutman Pepper”), counsel to Alpha Architect, in a form reasonably satisfactory to the Target Fund, and dated as of the Closing Date, to the effect that:

(i) the Agreement has been duly authorized, executed and delivered by Alpha Architect, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by ESS, on behalf of the Target Fund, is a valid and binding obligation of Alpha Architect, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms; and

(ii) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Alpha Architect or the Acquiring Fund of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under those Acts (it being understood that counsel has made no independent investigation or analysis with respect to state securities laws and is not opining thereon); and

(f)           All invoices related to expenses incurred in connection with the operation of the Target Fund that are required to be paid by Gadsden, LLC, as described in section 6 of the Investment Advisory Agreement between ESS and Gadsden, LLC dated October 4, 2018 pertaining to the Target Fund, shall have been paid, and a prepayment of any estimated expenses expected to be incurred in connection with the operation of the Target Fund for which an invoice has not been received, shall have been received by the applicable service providers. For the avoidance of doubt, such expenses incurred by the Target Fund shall include, without limitation, fees payable to (or expected to be payable to) the Target Fund’s administrator, fund accountant, transfer agent, custodian, legal counsel, and independent registered public accounting firm.

7.            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.          With respect to the Reorganization, the obligations of Alpha Architect, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing and, in addition thereto, the following conditions:

(a)           All representations and warranties of ESS and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made on and as of the Closing;

(b)           The Target Fund shall have delivered to the Acquiring Fund a Closing Statement of Assets and Liabilities, certified by the Treasurer of the Target Fund;

(c)           ESS shall have delivered to Alpha Architect as of the Closing a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Alpha Architect and dated as of the Closing, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d)           If requested by the Acquiring Fund, ESS, on behalf of the Target Fund, shall have delivered to Alpha Architect (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer of ESS, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(i);

(e)           U.S. Bank National Association, the Target Fund’s custodian shall have delivered the certificate contemplated by Sections 3.2(a) of this Agreement, duly executed by an authorized officer of U.S. Bank National Association;

(f)           U.S. Bancorp Fund Services, LLC, the Target Fund’s transfer agent, shall have delivered the certificates contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of U.S. Bancorp Fund Services, LLC;

(g)           ESS and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ESS and the Target Fund, on or before the Closing;

(h)           The Acquiring Fund shall have received evidence that the contracts set forth on Schedule 7.1(h) shall have been terminated with respect to the Target Fund.

(i)           The Acquiring Fund shall have received at the Closing an opinion of Morgan, Lewis & Bockius LLP, counsel to ESS, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

(i) the Agreement has been duly authorized, executed and delivered by ESS, on behalf of the Target Fund, and, assuming due authorization, execution and delivery of the Agreement by Alpha Architect, on behalf of the Acquiring Fund, is a valid and binding obligation of ESS, on behalf of the Target Fund, enforceable against ESS and the Target Fund in accordance with its terms; and

(ii) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by ESS or the Target Fund of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under those Acts (it being understood that counsel has made no independent investigation or analysis with respect to state securities laws and is not opining thereon).

8.            FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing with respect to the Target Fund or the Acquiring Fund, ESS or Alpha Architect, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of ESS’ Agreement and Declaration of Trust, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;

8.2.          On the Closing Date, no action, suit or other proceeding shall be pending or, to ESS’s or Alpha Architect’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          ESS and Alpha Architect shall have received a favorable opinion of Troutman Pepper addressed to the Acquiring Fund and the Target Fund substantially to the effect that with respect to the Target Fund and the Acquiring Fund for federal income tax purposes:

(i)           The transfer of the Assets by the Target Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund in exchange for Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund as provided in the Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and with respect to such “reorganization,” the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)           In accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon:

(A)       the transfer of its Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund; or

(B)       the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in liquidation.

(iii)          In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets of the Target Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund.

(iv)          In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares of the Target Fund for the Acquiring Fund Shares.

(v)          In accordance with Section 358(a)(1) of the Code, the aggregate tax basis of the Acquiring Fund Shares the Target Fund shareholders receive in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor.

(vi)          In accordance with Section 362(a) of the Code, the tax basis in the hands of the Acquiring Fund of the Assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer.

(vii)          In accordance with Section 1223(2) of the Code, the holding period of the Assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such Assets were held by the Target Fund.

(viii)         In accordance with Section 1223(1) of the Code, the holding period for the Acquiring Fund Shares each of the Target Fund shareholders receives in the Reorganization will include the period for which the shareholder held the Target Fund Shares exchanged therefor, provided that the shareholder held such Target Fund Shares as capital assets on the date of the exchange.

(ix)          The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder. Under Section 381 of the Code, its taxable year will not end on the Closing Date and the part of the taxable year before the Reorganization and the part of the taxable year after the Reorganization will constitute a single taxable year.

The opinion will be limited to the issues set forth above and does not address any other tax issues, including without limitation, the following: (1) the effect of the Reorganization on (i) the Target Fund and the Acquiring Fund (together, the “Funds”) (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code, or (z) any limitations on the use or availability of capital losses, net operating losses, unrealized gain or loss or other losses under the Code, or (ii) any Target Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal, state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Troutman Pepper may reasonably request, as well as the representations and warranties made in this Agreement which counsel may treat as representations and warranties made to it. The Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 8.4.

9.            FEES AND EXPENSES; INDEMNIFICATION

9.1.          Empowered Funds, LLC or an affiliate of Empowered Funds, LLC will bear the expenses relating to the Reorganization, whether or not the Reorganization is consummated. The costs of the Reorganization shall include, but shall not be limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the Proxy Statement for the Reorganization, legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding meetings of the Target Fund shareholders (and adjournments thereof). For the avoidance of doubt, neither the Acquiring Fund nor the Target Fund will bear the expenses relating to the Reorganization.

9.2.          Alpha Architect, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless ESS and the members of ESS’s Board of Trustees and ESS’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which ESS and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by Alpha Architect, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) insofar as they relate to the Reorganization, any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Alpha Architect or the members of Alpha Architect’s Board of Trustees or its officers prior to the Closing, provided that such indemnification by Alpha Architect is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.3.          ESS, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless Alpha Architect and the members of Alpha Architect’s Board of Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which Alpha Architect and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by ESS, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) insofar as they relate to the Reorganization, any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by ESS or the members of ESS’s Board of Trustees or its officers prior to the Closing, provided that such indemnification by ESS is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction. For the avoidance of doubt, any losses, claims, damages, liabilities or expenses arising hereunder will not constitute liabilities of the Target Fund for purposes of Section 1.1(a) and thus, would not be eligible to be assumed by the Acquiring Fund.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing. For the avoidance of doubt, the provisions in Section 9 of this Agreement shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

13.          HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

13.1.        The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

13.3.       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.4.       This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

13.5.       It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Target Fund or the Acquiring Fund as provided in ESS’s Agreement and Declaration of Trust or Alpha Architect’s Agreement and Declaration of Trust, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Signature Page follows]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

ETF SERIES SOLUTIONS,
on behalf of its series the Gadsden Dynamic Multi-Asset ETF

Signature: _________________________________________
Printed Name: ______________________________________
Title: _____________________________________________

ALPHA ARCHITECT ETF TRUST,
on behalf of its series the Gadsden Dynamic Multi-Asset ETF

Signature: _________________________________________
Printed Name: Wesley Gray
Title: Interested Trustee

Empowered Funds, LLC
solely for the purposes of Section 9.1 of this Agreement

Signature: _________________________________________
Printed Name: Wesley Gray
Title: Executive Managing Member

Gadsden, LLC
solely for the purposes of Section 9.1 of this Agreement

Signature: _________________________________________
Printed Name: James Judge
Title: Managing Member

Schedule 7.1(h)

1.       Investment Advisory Agreement between ESS and Gadsden, LLC, dated October 26, 2017.

2.       Distribution Agreement between ESS and Quasar Distributors, LLC, dated October 26, 2017.

3.       Custodian Agreement between ESS and U.S. Bank National Association, _____________, as amended thereafter, solely with respect to the Target Fund.

4.       Transfer Agent Agreement between ESS and U.S. Bancorp Fund Services, LLC, dated _____________, as amended thereafter, solely with respect to the Target Fund.

5.       Fund Administration Agreement between ESS and U.S. Bancorp Fund Services, LLC, dated _____________, as amended thereafter, solely with respect to the Target Fund.

6.       Fund Accounting Agreement between ESS and U.S. Bancorp Fund Services, LLC, dated _____________, as amended thereafter, solely with respect to the Target Fund.

APPENDIX B - FINANCIAL HIGHLIGHTS OF THE TARGET FUND

The Acquiring Fund will adopt the financial statements of the Target Fund, the accounting survivor of the Reorganization. The audited and unaudited financials of the Target Fund are included in the Target Fund Annual Report and Target Fund Semi-Annual Report, respectively, which are incorporated herein by reference.

The financial highlights table is intended to help you understand the Target Fund’s financial performance for the period of the Fund’s operations. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the period ended October 31, 2019 has been audited by Cohen & Company, Ltd., the Target Fund’s independent registered public accounting firm, whose report, along with the Target Fund’s financial statements for such period, is included in the Target Fund’s annual report, which is available upon request. Information for the period ended April 30, 2020 is unaudited, and the Target Fund’s financial statements for such period are included in the Target Fund’s semi-annual report, which is available upon request.

Financial Highlights

Gadsden Dynamic Multi-Asset ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(1)
Net asset value, beginning of period	$25.99		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.23		0.47
Net realized and unrealized gain (loss) on investments	(0.91)		0.95
Total from investment operations	(0.68)		1.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.25)		(0.43)
From net realized gains	(0.33)		—
Total distributions	(0.58)		(0.43)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00	(3)	0.00	(3)

Net asset value, end of period	$24.73		$25.99

Total return	-2.72	%(4)	5.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$53,168		$30,542

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.59	%(5)(6)	0.59	%(5)(6)
Net investment income (loss) to average net assets	1.78	%(6)(7)	1.95	%(6)(7)
Portfolio turnover rate (8)	540	%(4)	369	%(4)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(8)	Excludes the impact of in-kind transactions.

B-1

APPENDIX C - OWNERSHIP OF SHARES OF THE TARGET FUND

As of the Record Date, the Target Fund’s shareholders of record and/or beneficial owners (to ESS’s knowledge) who owned 5% or more of the Target Fund’s shares are set forth below:

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership

As of the Record Date, the Officers and Trustees of ESS, as a group, owned less than 1% of the outstanding shares of the Target Fund.

C-1

APPENDIX D - SHAREHOLDER INFORMATION FOR THE ACQUIRING FUND

Buying and Selling Fund Shares

Shares will be issued or redeemed by the Acquiring Fund at NAV per Share only in Creation Units of 10,000 Shares. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash. For ease of reading, the Acquiring Fund is referred to as the Fund in this Appendix.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Fund. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Except when aggregated in Creation Units, Shares are not redeemable with the Fund.

Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.

Shares of the Fund will be listed on the Exchange under the following symbol:

Fund	Trading Symbol

Gadsden Dynamic Multi-Asset ETF	GDMA

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.

Share Trading Prices

The trading prices of the Fund’s Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of the Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that the Fund’s Shares can be purchased and redeemed only directly from the Fund in Creation Units by APs and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a rebalance of the Fund’s underlying index), such trades may benefit Fund shareholders by increasing the tax efficiency of the Fund. The Board also noted that direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. In addition, the Fund will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

Distribution and Service Plan

The Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Net Asset Value

The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

The Fund calculates its NAV per Share by:

●	Taking the current market value of its total assets,
●	Subtracting any liabilities, and
●	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Fair Value Pricing

If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Fund Website and Disclosure of Portfolio Holdings

Alpha Architect maintains a website for the Fund at www.gadsdenfunds.com. Among other things, the website includes this Prospectus and the SAI, and will include the Fund’s holdings, the Fund’s last annual and semi-annual reports (when available). The website will show the Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website will also show the extent and frequency of the Fund’s premiums and discounts. Further, the website will include the Fund’s median bid-ask spread over the most recent thirty calendar days.

In addition, historical information about the premiums and discounts at which the Fund’s Shares have traded will be available at www.gadsdenfunds.com.

Each day the Fund is open for business, Alpha Architect publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.gadsdenfunds.com. A description of Alpha Architect’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Investments by Registered Investment Companies

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11 or an exemptive order of the SEC. Such exemptive relief is not applicable to Shares during periods when the Fund has invested in other investment companies beyond the limits of Section 12(d)(1)(A). Accordingly, during such periods, Investing Funds must adhere to the limits set forth in Section 12(d)(1) when investing in the Fund.

Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. This tax information is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	Your Fund makes distributions,
●	You sell your Shares listed on the Exchange, and
●	You purchase or redeem Creation Units.

Dividends and Distributions. The Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and to distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Avoid “Buying a Dividend.” At the time you purchase Shares of the Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gain, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Foreign Tax Credits. If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

ADDITIONAL NOTICES

Shares of the Fund are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of the Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

OTHER SERVICE PROVIDERS

Alpha Architect and Quasar Distributors, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for Alpha Architect and distributes the Shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is generally comprised of 10,000 Shares, though this may change from time to time. Creation Units are not expected to consist of less than 10,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit. The principal business address of the Distributor is 111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), serves as administrator, transfer agent, and index receipt agent for the Fund.

U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets.

Pellegrino, LLC, 303 West Lancaster Avenue, Suite 302, Wayne, Pennsylvania 19087, serves as legal counsel for the Fund.

Spicer Jefferies LLP, 4601 DTC Boulevard, Suite 700, Denver, CO 80237, serves as the independent registered public accounting firm for the Fund.

APPENDIX E - GENERAL INFORMATION ABOUT THE TRUST

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

Alpha Architect ETF Trust (the “Trust”) is a Delaware statutory trust formed on October 11, 2013. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objective of the Fund is to seek total return.

The Fund is the successor to the Gadsden Dynamic Multi-Asset ETF (the “Predecessor Fund”), a series of ETF Series Solutions. The Fund is managed by Empowered Funds, LLC (“Empowered” or the “Adviser”) and sub-advised by Gadsden, LLC (the “Sub-Adviser”). The Predecessor Fund was managed by Gadsden, LLC (the “Predecessor Adviser”). The Fund has the same investment objective as that of the Predecessor Fund. The Fund has substantially the same investment strategies as those of the Predecessor Fund.

Gadsden Dynamic Multi-Asset ETF is a diversified ETF.

INVESTMENT STRATEGIES AND RISKS

The investment objective, principal strategies of, and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or the Fund’s statement of additional information, the investment objective and policies of the Fund may be changed without shareholder approval.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Fund maintain the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a nationally recognized statistical rating organization (a “Rating Organization”), the Adviser will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization. The Fund may invest in debt and other fixed income securities that are “investment grade,” as discussed below. For securities that are not rated by a Rating Organization, the Adviser’s internal credit rating will apply and be subject to the equivalent rating minimums described here.

The Fund may also engage in the following investment strategies or techniques (except where indicated otherwise).

Securities Lending

If approved by the Alpha Architect Board, the Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.

For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

The Adviser will retain lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Preferred Stocks

The Fund may invest in exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Depositary Receipts

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Debt and Other Fixed Income Securities Generally

The Fund may invest in debt securities by purchasing the following: obligations of the U.S. government, its agencies and instrumentalities; corporate debt securities; master-demand notes; bank certificates of deposit; time deposits; bankers’ acceptances; commercial paper and other notes; and inflation-indexed securities. The Fund may invest in debt securities that are investment grade. Investment grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (‘‘Standard & Poor’s’’) or Moody’s Investors Service, Inc. (‘‘Moody’s’’), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by the Adviser and traded publicly on the world market. Securities rated Baa and BBB are the lowest that are considered “investment grade” obligations. Moody’s describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” The Fund, at the discretion of the Adviser, may retain a debt security that has been downgraded below the initial investment criteria.

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state and local governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as ‘‘fixed income securities.’’ Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index or other statistic (e.g., another security, inflation index or currency).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or ‘‘interest rate risk’’) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, to the extent that the Fund invests in fixed income securities, the future income of the Fund cannot be predicted with certainty. To the extent that the Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates or currency rates).

Cash Items

The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Foreign Investments

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which it obtains exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. The Fund may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Fund’s percentage limitations for investments in illiquid securities.

Illiquid Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such liquidity determinations it primarily takes into account the average daily volume of trades. In addition, it may take into account a number of other factors in reaching liquidity decisions, including but not limited to: (1) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (2) the willingness of dealers to undertake to make a market in the security; and (3) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In connection with the implementation of the SEC’s new liquidity risk management rule and the liquidity risk management program of the Trust applicable to the Fund, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.

Cybersecurity Risk

The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

The investment policies enumerated in this section may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below:

1. The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2. The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4. The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

5. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

6. The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

7. The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.

8. With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

The following notations are not considered to be part of the Fund’s fundamental investment limitation and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.

With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%. With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan. With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of the Fund’s net assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.

For purposes of applying the limitation set forth in the concentration policy, the Fund, with respect to its equity holdings, may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) and securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act, are not considered to be issued by members of any industry.

Temporary Defensive Position

From time to time, the Fund may opt to hold a sizeable position in a variety of defensive positions, which may include US Treasury Securities, ETFs generally considered “defensive” or inversely related to the broader equities markets, commodity positions, investment grade credit facilities, cash and cash equivalents, etc.

Securities Lending

The Target Fund may lend portfolio securities to certain creditworthy borrowers. In contrast, as of the date hereof, the Board has not approved securities lending for the Acquiring Fund. The Board may approve securities lending in the future and, to the extent the Fund lends portfolio securities, it will be subject to the risks associated with securities lending. If the Board approves securities lending for the Fund, securities lending risks will be disclosed in the Fund’s registration statement.

Portfolio Turnover

Because the Gadsden Dynamic Multi-Asset ETF has not yet commenced operations, it does not have a portfolio turnover rate to provide. For the Target Fund’s fiscal period November 14, 2018 (commencement of Predecessor Fund operations) through October 31, 2019, the Target Fund’s portfolio turnover rate was 369% of the average value of its portfolio. Because the Fund is managed using a blend of tactical and strategic asset allocations investment strategies (that may result in shifts to the Fund’s exposure between select markets), the Fund is expected to have a higher portfolio turnover rate than funds that are not similarly managed.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.gadsdenfunds.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o Alpha Architect ETF Trust, 213 Foxcroft Road, Broomall, PA 19008.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Fund in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	9	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present).	9	None
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 - present); Co-founder and CEO, Apptempo (2013 - 2015); Head of Product, DataMinr (2011 - 2013); Fund of Fund analyst, Merrill Lynch (2005 - 2009).	9	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President of the Trust	Trustee and President since 2014	Founder and Executive Managing Member, Empowered Funds, LLC (2013 - present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 - present).	9	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer	Since 2014	Managing Member, Empowered Funds, LLC (2013 - present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 - present).
Patrick R. Cleary Born: 1982	Secretary and Chief Compliance Officer	Since 2015	Chief Operating Officer and Managing Member, Alpha Architect, LLC (2014 – present); Director of Strategy and Corporate Development, Algeco Scotsman (a multinational leasing company) (2014); Strategy Consultant, Boston Consulting Group (a management consulting firm) (2010 – 2014).

Trustee Qualifications

Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.

Board Structure

Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board intends to hold four regularly scheduled meetings each year, at least two of which shall be in person. The Board may also hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund complex.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. As part of its oversight function, the Board monitors each of the Adviser’s and Sub-Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, the Sub-Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally the Fund complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended September 30, 2019, the Audit Committee met four times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended September 30, 2019, the Nominating Committee did not meet as there were no Board vacancies.

Compensation of Trustees

The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.

The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

Independent Trustees are paid an annual retainer of $2,000 per Fund for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable travel and other out-of-pocket expenses up to $3,000 per calendar year for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The table shows the compensation paid to Trustees for the fiscal year ended September 30, 2019 by the Fund Complex.*

Independent Trustees	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Emeka O. Oguh	$10,500	$0	$10,500
Daniel Dorn	$10,500	$0	$10,500
Michael S. Pagano	$10,500	$0	$10,500
Interested Trustee
Wesley R. Gray**	$0	$0	$0

* The Adviser, and not the Fund, is responsible for compensating the Trustees.

** Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Equity Ownership of Trustees

The following table sets forth the name and dollar range of equity securities of the Fund owned by Trustees as of December 31, 2019 (the Fund had not yet commenced operations).

Dollar Range of Equity Securities Owned
Aggregate Dollar Range of Shares
Independent Trustees
Emeka O. Oguh	NA
Daniel Dorn	NA
Michael S. Pagano	NA
Interested Trustee
Wesley R. Gray	NA

As of December 31, 2019, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, investment sub-adviser, or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, investment sub-adviser, or principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, each of the Adviser and Sub-Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”). Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Fund’s portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling (215) 882-9983. The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders of Securities. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of _____________, 2020, there were no shares of the Fund outstanding.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee

Gadsden Dynamic Multi-Asset ETF	0.59%

The Adviser, in turn, compensates the Sub-Adviser from the management fee the Adviser receives.

For its services to the Predecessor Fund, the Predecessor Adviser was entitled to a fee at the annual rate (stated as a percentage of the Predecessor Fund’s respective average daily net assets) of 0.59%.

For the fiscal year/period ended [_____], investment advisory fees paid to the Predecessor Adviser, with respect to the Predecessor Fund are set forth below:

[To be Updated]

The Adviser manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objective, policies and limitations of the Fund, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 213 Foxcroft Road, Broomall, PA 19008. The Adviser is wholly-owned and controlled by Alpha Architect LLC. The Adviser was founded in October 2013 and provides investment advisory services to registered investment companies.

The following table summarizes the affiliated persons of the Fund that are also affiliated persons of the Advisor.

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH ADVISOR
Wesley R. Gray, PhD	Trustee and President of the Trust	Chief Executive Officer
John R. Vogel	Treasurer	Chief Investment Officer
Patrick R. Cleary	Secretary, Chief Compliance Officer	Chief Compliance Officer
Brandon Koepke	Portfolio Manager	Portfolio Manager

Under the Advisory Agreement, the Adviser bears all of the costs of the Fund, except for the advisory fee, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses. The Board has determined that certain agreements that primarily benefit the Fund and their shareholders, such as class action service and tax-reclaim service agreements, are non-routine expenses, which are payable by the Fund.

The Advisory Agreement with respect to the Fund will remain in effect for approximately twenty four months from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.

The Fund has not commenced operations as if the date hereof and therefore does not have any information regarding management fees paid to report as of the date hereof.

Investment Sub-Adviser

The Trust, on behalf of the Fund, and the Adviser have retained Gadsden, LLC, 1 656 E. Swedesford Road, Suite 301, Wayne, PA 19087, to serve as sub-adviser for the Fund. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser will act as the Fund’s non-discretionary investment sub-adviser. The Sub-Adviser will make recommendations to the Adviser for changes to the Fund’s investment portfolio.

The following table summarizes the affiliated persons of the Fund that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH SUB- ADVISER
Kevin R. Harper, MBA	Portfolio Manager	Chief Investment Officer
James W. Judge, MBA, CFA	Portfolio Manager	Senior Director

For the services it provides to the Fund, the Adviser pays Gadsden a management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets of ten basis points.

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of twenty four months. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, or by the Adviser, upon 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against, among other things, any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Fund is new and the Adviser and has not paid management fees to the Sub-Adviser as of the date hereof.

Custodian

U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as the Custodian of the Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments and (3) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Administrator, Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as Administrator and Fund Accountant to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of the Fund’s assets. The Transfer Agent has agreed to: (1) issue and redeem shares of the Fund in Creation Units, (2) make dividend and other distributions to shareholders of the Fund, (3) maintain shareholder accounts and (4) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.

The Fund has not commenced operations as if the date hereof and therefore does not have any information regarding fees paid to the Administrator to report as of the date hereof

PORTFOLIO MANAGER

The following table shows the number of other accounts managed by the portfolio manager and the reporting information is provided as of September 30, 2019:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	1	$12.7	0	0
Other Pooled Investment Vehicles	1	$3.97	1	$3.97
Other Accounts	237	$374.74	1	$5.75

The Fund had not commenced operations as of the date hereof, so the Portfolio Managers did not have any equity ownership in the Fund as September 30, 2019.

Potential Conflicts of Interest

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.

The portfolio manager manages accounts that are charged a performance-based fee, and consequently, has a financial incentive to favor the account with a performance-based fee because the Adviser (and its employees and supervised persons) may have an opportunity to earn greater fees on such account as compared to the Fund. Thus, the portfolio manager has an incentive to direct their best investment ideas to the client account that pays performance-based fees, and to allocate, aggregate, or sequence trades in favor of such account. The portfolio manager also has an incentive to give the account with performance-based fees better execution and better brokerage commissions. However, the portfolio manager does not currently manage any other client accounts using the same investment strategy as that of the Fund. Further, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.

Compensation

The portfolio manager owns an equity interest in the parent company of the Adviser and his compensation is determined by the advisory fee revenue generated by the Adviser’s and its parent’s assets under management. An affiliate of the Adviser, Advanced Alpha Architect LP, is a hedge fund that includes a performance fee as part of the compensation payable to the Adviser, and subsequently, its parent company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Depending on prevailing market conditions, portfolio changes will generally be implemented through in-kind transactions (including a Cash Component or Cash Redemption Amount as applicable) for Creation Units or through cash-only transactions for Creation Units. In connection with an in-kind component, the Adviser may nonetheless execute brokerage transactions for the Fund and the Fund may incur brokerage commissions, particularly during the early stages of the Fund’s development or in the case of transactions involving realized losses. In connection with the cash component (or with an all cash transaction), the Adviser will execute brokerage transactions for the Fund in connection with portfolio changes. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Fund has not commenced operations as if the date hereof and therefore does not have any information to report regarding brokerage commissions it has paid.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction. The Adviser does not currently use soft dollars.

Brokerage with Fund Affiliates

Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers”

The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal period ended September 30, 2019, the Fund had not commenced operations and did not hold any securities of “regular broker dealers” to report.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), located at 111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202, serves as the Distributor for the Fund.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, the Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

Spicer Jeffries LLP, 4601 DTC Boulevard, Suite 700, Denver, CO 80237, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Legal Counsel

Pellegrino, LLC, 303 West Lancaster Avenue, Suite 302, Wayne, PA 19087, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of nine series, including the Fund discussed in this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders. Shareholders holding two-thirds of Shares outstanding of the Trust may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of the Fund.

The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee (“Disqualifying Conduct”), and shall be liable for nothing else. The Declaration of Trust also provides that the Trust shall indemnify, among others, each Trustee to the fullest extent provided by law if such Trustee acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of the Trustee was unlawful. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her Disqualifying Conduct. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

Transactions In Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will not issue fractional Creation Units.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from the Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of the Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the Fund.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for the Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. The Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. The Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at the Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”).

The Order Cut-Off time for orders to purchase Creation Units for the Fund on the next Business Day must be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day (“T-1”). The Business Day following the day on which such an order is submitted to purchase Creation Units of the Fund is referred to as the “Order Placement Date.”

Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m., Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in the Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m., Eastern time to be effectuated based on the Fund’s NAV on that Business Day.

In all cases, cash and securities should be transferred to the Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date. The Settlement Date may be extended to two Business Days following the Transmittal Date if deemed to be in the best interests of the Fund and its shareholders by the Advisor. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended to two Business Days following the Transmittal Date if deemed to be in the best interests of the Fund and its shareholders by the Advisor. Authorized Participants that submit a canceled order will be liable to the Fund for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.

While, as stated above, Creation Units are generally delivered the following Business Day, and generally no later than the second Business Day following the day on which the order is deemed received by the Distributor, except the Fund may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Fund or the Adviser, have an adverse effect on the Trust, the Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once the Fund has accepted a creation order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Kind-Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Transaction Fees

Authorized Participants may be required to pay a Transaction Fee as set forth in the table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions (“Transaction Costs”):

Fund	Standard Transaction Fee	Variable Charge

Gadsden Dynamic Multi-Asset ETF	$ 250 *	Up to 2.00%

*  The Transaction Fee may be higher for transactions outside the Clearing Process. In addition, one half of the Transaction Fee may be waived in conjunction with rebalancing transactions.

The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the Fund, of up to 2.00% of the value of the order in addition to the standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

The Fund may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in the Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described above.

Redeeming Creation Units

Fund Redemptions. Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.

In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Fund may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. The Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. The Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described above).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once the Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable.

Settlement of Foreign Securities and Regular Foreign Holidays

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, the Settlement Date may be up to 14 calendar days after the Transmittal Date in certain circumstances.

The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Because the Fund’s portfolio securities may trade on days that the Fund’s Exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. investor” is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. Losses in the Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

To qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•	Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•	Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions -- Investments in Partnerships and QPTPs” below.

•	Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

If the Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Similarly, if the Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure failure if: (a) it files with the Treasury Department a description of each asset that causes it to fail the Asset Diversification Test; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the Fund equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the Fund to fail the Asset Diversification Test.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gain” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital Gain Dividends” and “Short- Term Capital Gain Dividends and Interest Related Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gain” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 21%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”

Distributions of Capital Gain. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Effect of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if Shares in the Fund constitutes debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). See “Tax Treatment of Portfolio Transactions -- Investments in REITs and REMICs” below.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Sales and Redemption of Fund Shares

Sales and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

If you invest in the Fund through an IRA or other retirement plan, you should consult with your own tax adviser on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If the fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the fund should recognize market discount on a debt obligation, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent the fund may take deductions for bad debts or worthless securities and how the fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Foreign Currency Transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, the fund may make an election to treat such gain or loss as capital.

PFIC Investments. The fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If the fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to the fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending. While securities are loaned out by the fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in ETFs. To the extent the Fund invests in ETFs, the Fund generally intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.

Investments in Securities of Uncertain Tax Character. The fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which generally would be taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

The key features of the straddle rules are as follows:

•	The Fund may have to wait to deduct any losses. If the Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

•	The Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

•	Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

•	The Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company, including the qualifying income and diversification requirements applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by the Fund.

Short Sales. The Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by the Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by the Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. The Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Constructive Sales. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Investments in REITs and REMICs. The Fund may invest in REITs. Such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

As discussed above, the Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in taxable mortgage pools (“TMPs”). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company earning excess inclusion income, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs. Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Investments in Commodities. The Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income the Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). The Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must satisfy the Income Requirement. On May 1, 2017 the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of 90% gross income test. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the Service. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-Term Capital Gain Dividends and Interest-Related Dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before January 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before January 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of the fund beginning on or after January 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. located assets with a value of $60,000). For estates with U.S. located assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. located assets are below this threshold amount.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation or Administrative Changes; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Possible Tax Law Changes. At the time that this document is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

FINANCIAL STATEMENTS

The Semi-Annual Report for the Predecessor Fund for the fiscal period ended April 30, 2020 and the Annual Report for the Predecessor Fund for the fiscal period ended October 31, 2019 are separate documents, and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Predecessor Fund’s Semi-Annual Report and Annual Report at no charge by calling 1-215-882-9983 or through the Fund’s website at www.gadsdenfunds.com.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

[Date, 2020]

For the Reorganization of

Gadsden Dynamic Multi-Asset ETF,

a series of ETF Series Solutions

615 East Michigan Street, Milwaukee, Wisconsin 53202

(800) 617-0004

Into

Gadsden Dynamic Multi-Asset ETF,

a series of Alpha Architect ETF Trust

13 Foxcroft Road, Broomall, Pennsylvania 19008.

(215) 882-9983

Acquisition of the Assets and Assumption of the Liabilities of:	By and in Exchange for Shares of:
Gadsden Dynamic Multi-Asset ETF (GDMA), a series of ETF Series Solutions	Gadsden Dynamic Multi-Asset ETF (GDMA), a series of Alpha Architect ETF Trust

This Statement of Additional Information (“SAI”) relates specifically to the proposed reorganization of the Gadsden Dynamic Multi-Asset ETF (the “Target Fund”), a series of ETF Series Solutions, into the Gadsden Dynamic Multi-Asset ETF (the “Acquiring Fund”), a series of Alpha Architect ETF Trust. In connection with the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of certain of the Target Fund’s liabilities. Shares of GDMA are, and will continue to be, listed and traded on the NYSE, Inc.

This SAI, which is not a prospectus, supplements, and should be read in conjunction with, the Proxy Statement/Prospectus dated [Date, 2020] (the “Proxy Statement”), relating to the Reorganization. To obtain a copy of the Proxy Statement/Prospectus, without charge, please write to the Target Fund at the address set forth above or call (888) 605-1958.

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below. The Acquiring Fund has not commenced operations as of the date hereof. Accordingly, financial statements for the Acquiring Fund are not available. Copies of the Acquiring Fund’s annual and semi-annual reports, may be obtained when available, without charge, upon request by calling (215)-882-9983 or visiting www.gadsdenfunds.com.

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INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents, each of which was filed electronically with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

•       the Semi-Annual Report for the Target Fund for the period ended April 30, 2020 (File No. 811-22668);

•       the Annual Report for the Target Fund for the fiscal year ended October 31, 2019 (File No. 811-22668); and

•       the Statement of Additional Information of the Target Fund, dated February 28, 2020, as amended and supplemented (File Nos. 333-179562 and 811-22668).

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not presented for the Reorganization because the Acquiring Fund is a newly created shell series of Alpha Architect ETF Trust with no assets or liabilities, or only de minimis assets incident to its organization, which will commence operations upon consummation of the Reorganization and continue the operations of the Target Fund. The Acquiring Fund shall be the accounting and performance survivor in the Reorganization, with the result that the Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

OTHER INFORMATION

Item 15.    Indemnification:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

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The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits:

(1)	(a)	Agreement and Declaration of Trust of Alpha Architect ETF Trust (the “Registrant”), previously filed as Exhibit 99.a.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(b)	Certificate of Trust, as filed with the office of the Secretary of State of the State of Delaware on October 11, 2013, previously filed as Exhibit 99.a.2 with the Registrant’s initial registration statement on April 25, 2014, is hereby incorporated by reference.
	(c)	Certificate of Amendment to the Certificate of Trust, as filed with the office of the Secretary of State of the State of Delaware on April 17, 2014, previously filed as Exhibit 99.a.3 with the Registrant’s initial registration statement on April 25, 2014, is hereby incorporated by reference.
(2)		By-laws of the Registrant, previously filed as Exhibit 99.b.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
(3)		Not Applicable.
(4)		Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.
(5)

Instruments Defining Rights of Security Holders.

(1) Agreement and Declaration of Trust: (i) Article III: Shares; (ii) Article V: Shareholders’ Voting Powers and Meetings; (iii) Article VI: Net Asset Value; Distributions; Redemptions; Transfers; (iv) Article VIII: Certain Transactions, Section 4; and (v) Article X: Miscellaneous, Section 4.

(2) By-Laws: (i) Article II: Meetings of Shareholders; (ii) Article VI: Records and Reports, Sections 1, 2, and 3; (iii) Article VII: General Matters, Sections 3, 4, 6, and 7; and (iv) Article VIII: Amendments, Section 1.

(6)	(a)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (October 17, 2014), with respect to ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF, previously filed as Exhibit 99.d.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

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	(a)(1)	Second Amendment to the Investment Advisory Agreement (February 8, 2019), previously filed as Exhibit 99.d.1.i with Post-Effective Amendment No. 14 to the Registrant’s registration statement on February 20, 2019, is hereby incorporated by reference.
	(b)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (February 6, 2017), with respect to Alpha Architect Value Momentum Trend ETF, previously filed as Exhibit 99.d.1.i with Post-Effective Amendment No. 8 to the Registrant’s registration statement on April 26, 2017, is hereby incorporated by reference.
	(c)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.d.3 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.
	(d)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF – previously filed as Exhibit 99.d.4 with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020, is hereby incorporated by reference.
	(e)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Gadsden Dynamic Multi-Asset ETF – Filed herewith.
	(f)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Gadsden, LLC, with respect to the Gadsden Dynamic Multi-Asset ETF — Filed herewith.
(7)	(a)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, previously filed as Exhibit 99.e.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(a)(1)	Novation Agreement for Quasar Distributors, LLC previously filed as Exhibit 99.e.1(i) with Post-Effective Amendment No. 30 to the Registrant’s registration statement on July 22, 2020, is hereby incorporated by reference.
	(a)(2)	Form of Sixth Amendment and Amended Schedule A to the Distribution Agreement between the Registrant and Quasar Distributors, LLC – Filed herewith.
	(b)	Form of Authorized Participant Agreement, previously filed as Exhibit 99.e.2 with Pre Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
(8)		Bonus, profit sharing contracts— Not Applicable.
(9)	(a)	Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(a)(1)	Form of Sixth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association – Filed herewith.
(10)	(a)(1)	Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit 99.m.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(a)(2)	Amended and Restated Schedule I to Distribution Plan, previously filed as Exhibit 99.m.3 with Post-Effective Amendment No. 30 to the Registrant’s registration statement on July 22, 2020, is hereby incorporated by reference
	(b)	Rule 18f-3 Plan - Not Applicable.
(11)		Opinion and Consent of Pellegrino, LLC, regarding the legality of securities being issued — Filed Herewith.
(12)		Form of Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, supporting the tax matters and consequences of securities being issued — Filed Herewith.
(13)	(a)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(a)(1)	Form of Sixth Amendment and Amended Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – Filed herewith.
	(b)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

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	(b)(1)	Form of Sixth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – Filed herewith.
	(c)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.3 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(c)(1)	Form of Sixth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – Filed herewith.
	(d)	Third Amended and Restated Fee Waiver Agreement between the Registrant, Alpha Architect Value Momentum Trend ETF, and Empowered Funds, LLC previously filed as Exhibit 99.h.4 with Post-Effective Amendment No. 12 to the Registrant’s registration statement on January 31, 2019, is hereby incorporated by reference.
	(e)	Index License Agreement between Life + Liberty Indexes and Empowered Funds, LLC, previously filed as Exhibit 99.h.5 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.
	(f)	Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.h.6 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.
	(g)	Index License Agreement between Merlyn.AI Corporation and Empowered Funds, LLC previously filed as Exhibit 99.h.7 with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020, is hereby incorporated by reference.
	(h)	Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income -previously filed as Exhibit 99.h.8 with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020, is hereby incorporated by reference.
	(i)	Fee Waiver Agreement between the Registrant, for Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF, and Empowered Funds, LLC -previously filed as Exhibit 99.h.8 with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020, is hereby incorporated by reference.
(14)	(a)	Consent to reference Independent Registered Public Accounting Firm – Spicer Jefferies, LLP – Filed herewith.
	(b)	Consent to reference Independent Registered Public Accounting Firm – Cohen & Company Ltd. – Filed herewith.
(15)		Not applicable.
(16)	(a)	Power of Attorney – previously filed as Exhibit 99.q.1 with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020, is hereby incorporated by reference.
(17)	(a)	Code of Ethics of the Registrant, previously filed as Exhibit 99.p.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(b)	Code of Ethics of Empowered Funds, LLC, previously filed as Exhibit 99.p.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
	(c)	Code of Ethics of Gadsden, LLC – Filed herewith.

Item 17.    Undertakings:

(1)           The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)          The Registrant agrees to file by post-effective amendment the opinion and consent of counsel regarding the tax consequences at the proposed Reorganization required by item 16(12) of Form N-14 upon the closing of the Reorganization.

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SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Broomall, Commonwealth of Pennsylvania, on July 31, 2020.

ALPHA ARCHITECT ETF TRUST

By:	/s/ Wesley R. Gray
Name:	Wesley R. Gray
Title:	President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	July 31, 2020
Wesley R. Gray

/s/ John R. Vogel	Treasurer and Principal Financial Officer	July 31, 2020
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	July 31, 2020
Patrick Cleary

/s/ Daniel Dorn	Trustee	July 31, 2020
Daniel Dorn*

/s/ Michael Pagano	Trustee	July 31, 2020
Michael Pagano*

/s/ Emeka Oguh	Trustee	July 31, 2020
Emeka Oguh*

By:	/s/ Wesley R. Gray
Wesley R. Gray
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020)

6

Exhibit Index

Exhibit No.	Description

6(e)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Gadsden Dynamic Multi-Asset ETF

6(f)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Gadsden, LLC, with respect to the Gadsden Dynamic Multi-Asset ETF

7(a)(2)	Form of Sixth Amendment and Amended Schedule A to the Distribution Agreement

9(a)(1)	Form of Sixth Amendment and Amended Exhibit B to the Custody Agreement

11	Opinion and Consent of Pellegrino, LLC, regarding the legality of securities being issued

12	Form of Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, supporting the tax matters and consequences of securities being issued

13(a)(1)	Form of Sixth Amendment and Amended Exhibit A to the Transfer Agent Servicing Agreement

13(b)(1)	Form of Sixth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement

13(c)(1)	Form of Sixth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement

14(a)	Consent to reference Independent Registered Public Accounting Firm – Spicer Jefferies, LLP

14(b)	Consent to reference Independent Registered Public Accounting Firm – Cohen & Company Ltd.

17(c)	Code of Ethics of Gadsden, LLC

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[LOGO]    PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY! [Shareholder registration printed here]

PROXY VOTING OPTIONS

1. MAIL your signed and voted proxy back in the postage paid envelope provided

2. ONLINE at proxyonline.com using your proxy control number found below

3. By PHONE when you dial toll-free (888) 605-1958 to reach an automated touchtone voting line

CONTROL NUMBER > [12345678910]

Gadsden Dynamic Multi-Asset ETF

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [Date, 2020]

The undersigned hereby appoints each of Michael A. Castino, Kristina R. Nelson, Kristen M. Weitzel, Brett M. Wickmann, and Michael D. Barolsky, as Proxy of the undersigned, with full power of substitution, and hereby authorizes any of them to vote on behalf of the undersigned all shares of the Fund that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at [Time] a.m. Central Time, on [Date, 2020] at the principal executive offices of ETF Series Solutions, located at 615 East Michigan Street, Milwaukee, Wisconsin 5320 and at any postponements or adjournments thereof, as fully as the undersigned would be entitled to vote if personally present. This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free (888) 605-1958. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on [Date, 2020]. The proxy statement for this meeting is available at: https://vote.proxyonline.com/etfss/docs/gadsden2020.pdf.

GADSDEN DYNAMIC MULTI-ASSET ETF     PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign your name exactly as it appears on this card. If you are a joint owner, any one of you may sign. When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer’s office. If you are a partner, sign in the partnership name.

_______________________________________________________ SIGNATURE (AND TITLE IF APPLICABLE) _______________________________________________________ DATE
_______________________________________________________ SIGNATURE (IF HELD JOINTLY) _______________________________________________________ DATE

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be held on ________________, 2020: The Combined Proxy Statement and Prospectus, the Target Fund Prospectus, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders is available at: [ ]

This proxy is solicited on behalf of the Board of Trustees of ETF Series Solutions (the “Trust”), and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders. This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR the Proposal. In his or her discretion, the Proxy is authorized to vote upon such other matters as may properly come before the meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

		FOR	AGAINST	ABSTAIN
1.	To approve the Agreement and Plan of Reorganization approved by the Board of Trustees of ETF Series Solutions, which provides for the reorganization of the Gadsden Dynamic Multi-Asset ETF into the Gadsden Dynamic Multi-Asset ETF, a newly created series of Alpha Architect ETF Trust.	○	○	○

THANK YOU FOR VOTING